Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.85%, 01/23/38
(b)
............ USD 2,000 $ 1,984,995
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.10%, 10/17/34
(b)
.................. 1,000 999,890
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.71%, 12/17/29
(b)
.................. 770 769,330
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 6.21%, 10/25/37
(b)
........... 1,500 1,500,212
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.44%, 02/28/40
(b)
.. 462 415,350
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.58%, 10/21/42
(b)
.................. 1,000 998,244
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.65%,
01/20/31
(b)
....................... 149 148,774
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.00%,
10/15/37
(b)
....................... 1,350 1,348,050
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.54%, 10/22/37
(b)
............ 1,000 996,358
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.39%, 04/21/35
(b)
............ 1,000 996,686
Buckhorn Park CLO Ltd., Series 2019-1A, Class
B1RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.89%, 07/18/34
(b)
....... 1,000 996,757
Canyon CLO Ltd., Series 2021-4A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 10/15/34
(b)
............ 450 448,806
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
5.98%, 01/20/34
(b)
.................. 1,000 1,001,996
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.20%, 10/20/34
(b)
....... 2,000 1,998,661
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.40%, 07/25/37
(b)
............ 1,000 1,003,696
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.31%, 07/16/35
(b)
....... 1,000 1,000,556
CIFC Funding Ltd.
(b)
Series 2019-4A, Class A2R, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
10/15/34 ...................... 1,000 998,921
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 01/15/35 ................. 2,000 2,003,647
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.31%, 01/15/35 ................. 1,500 1,500,856
Clover CLO LLC, Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.55%, 07/20/34
(b)
............ 1,000 1,000,720
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.62%,
01/15/38 ...................... USD 2,500 $ 2,495,028
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.99%,
01/15/38 ...................... 2,500 2,490,025
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.71%, 01/15/34
(b)
........... 1,000 998,398
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.29%, 10/20/37
(b)
........... 700 702,450
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 5.13%, 11/25/35 .... 513 480,383
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(b)
............ 1,155 1,144,823
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.90%,
04/20/34
(b)
....................... 2,500 2,489,834
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.90%, 01/25/38
(b)
. 2,000 1,986,974
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.16%, 04/15/34
(b)
....... 300 299,100
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.77%, 04/20/34
(b)
............ 500 499,383
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.68%, 07/15/34
(b)
............ 1,000 997,949
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.10%,
10/15/32 ...................... 1,000 996,709
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.50%, 10/15/32 ................. 1,000 999,829
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.62%, 10/20/37
(b)
....... 1,500 1,501,146
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.19%, 04/23/37
(b)
....... 1,000 1,004,442
Palmer Square CLO Ltd.
(b)
Series 2019-1A, Class A2R, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 6.28%,
11/14/34 ...................... 1,000 999,953
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 5.73%,
10/15/34 ...................... 2,000 2,003,528
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35 ...................... 500 500,101
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.34%,
04/20/35 ...................... 500 498,294
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ...................... 1,000 1,000,411

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 6.81%,
07/15/34
(b)
....................... USD 1,000 $ 1,000,058
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 5.75%, 10/18/34
(b)
............ 1,500 1,499,286
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.60%, 10/30/34
(b)
............ 1,000 998,320
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
6.21%, 07/15/34
(b)
.................. 500 500,890
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(b)
.................. 1,250 1,246,849
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
6.01%, 04/15/36
(b)
.................. 2,000 1,998,179
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/20/38
(b)
............ 2,000 1,994,674
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.04%, 10/20/37
(b)
............ 5,000 4,990,592
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.25%, 07/20/34
(b)
....... 1,000 1,000,863
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.20%, 10/20/34
(b)
....... 750 749,075
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.73%, 07/15/34
(b)
............ 1,000 1,000,000
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.69%, 10/23/34
(b)
....... 1,000 1,000,035
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.31%, 01/29/32
(b)
............ 1,000 1,000,711
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.06%, 01/15/34
(b)
............ 1,000 999,051
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
07/23/37 ...................... 1,000 1,001,688
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
07/23/37 ...................... 1,000 998,043
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.65%, 07/18/37
(b)
. 1,000 1,001,000
Total Asset-Backed Securities — 8 .8%
(Cost: $ 69,064,634 ) ............................... 69,180,579
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc ..................... 39,693 801,501
GE Aerospace ....................... 6,517 1,304,377
Hensoldt AG ........................ 489 32,821
2,138,699
Security
Shares
Shares Value
Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA ........ 97,555 $ 1,331,390
Banco Santander SA .................. 8,324 56,078
BNP Paribas SA ..................... 992 82,911
Citigroup, Inc. ....................... 2,360 167,536
Citizens Financial Group, Inc. ............ 27,024 1,107,173
Commerzbank AG .................... 2,013 46,067
Erste Group Bank AG .................. 456 31,542
Hearthside Bank Corp.
(c)
................ 737 4,510
ING Groep NV ....................... 3,960 77,582
Intesa Sanpaolo SpA .................. 16,409 84,567
M&T Bank Corp. ..................... 4,015 717,681
Nordea Bank Abp .................... 3,345 42,784
Raiffeisen Bank International AG .......... 665 17,157
UniCredit SpA ....................... 1,685 94,583
3,861,561
Beverages — 0.2%
Coca-Cola Co. (The) .................. 20,421 1,462,552
Biotechnology — 0.2%
AbbVie, Inc. ........................ 6,481 1,357,899
Broadline Retail — 0.0%
NMG Parent LLC
(c) (d)
................... 265 —
Building Products — 0.2%
Allegion plc ......................... 7,803 1,017,979
Belimo Holding AG (Registered) ........... 24 14,796
Carrier Global Corp. ................... 270 17,118
Cie de Saint-Gobain SA ................ 540 53,793
Geberit AG (Registered) ................ 78 48,866
Johnson Controls International plc ......... 232 18,586
Kingspan Group plc ................... 307 24,799
Nibe Industrier AB , Class B .............. 3,725 14,168
Rockwool A/S , Class B ................. 46 19,068
1,229,173
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The) ....... 246 20,632
Charles Schwab Corp. (The) ............. 10,968 858,575
Deutsche Bank AG (Registered) ........... 2,685 64,003
Intercontinental Exchange, Inc. ........... 6,816 1,175,760
Moody's Corp. ....................... 1,809 842,433
MSCI, Inc. ......................... 282 159,471
Raymond James Financial, Inc. ........... 128 17,780
State Street Corp. .................... 1,683 150,679
3,289,333
Chemicals — 0.2%
Air Liquide SA ....................... 5,558 1,055,716
Akzo Nobel NV ...................... 447 27,529
Arkema SA ......................... 207 15,850
BASF SE .......................... 1,389 69,629
Ecolab, Inc. ........................ 51 12,930
Evonik Industries AG .................. 1,078 23,370
Linde plc .......................... 64 29,801
Sherwin-Williams Co. (The) .............. 407 142,120
Sika AG (Registered) .................. 288 70,152
1,447,097
Commercial Services & Supplies — 0.1%
Cintas Corp. ........................ 120 24,664
Republic Services, Inc. ................. 2,327 563,506
SPIE SA ........................... 845 36,152
Waste Management, Inc. ................ 455 105,337
729,659

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.0%
Cisco Systems, Inc. ................... 1,433 $ 88,430
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA 901 51,567
Eiffage SA ......................... 471 54,838
EMCOR Group, Inc. ................... 25 9,241
Ferrovial SE ........................ 1,874 83,820
MasTec, Inc.
(c)
....................... 54 6,302
Quanta Services, Inc. .................. 53 13,472
Skanska AB , Class B
(c)
................. 1,929 42,575
Vinci SA ........................... 883 111,311
373,126
Construction Materials — 0.0%
Buzzi SpA .......................... 384 18,478
Heidelberg Materials AG ................ 246 42,405
Holcim AG ......................... 613 65,967
Wienerberger AG ..................... 427 14,234
141,084
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 872 156,350
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ................ 223 210,909
Walmart, Inc. ........................ 17,742 1,557,570
1,768,479
Containers & Packaging — 0.0%
Amcor plc .......................... 15,796 153,221
Avery Dennison Corp. .................. 867 154,300
307,521
Distributors — 0.0%
Genuine Parts Co. .................... 156 18,586
LKQ Corp. ......................... 2,841 120,856
139,442
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 6,053 197,570
LondonMetric Property plc ............... 110,447 262,264
Merlin Properties Socimi SA ............. 14,925 159,199
Stoneweg European REIT
(e)
.............. 10,100 16,371
635,404
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA
(b) (e)
................. 2,422 86,099
Deutsche Telekom AG (Registered) ........ 2,181 80,522
Koninklijke KPN NV ................... 197,795 837,792
TELUS Corp. ....................... 52,386 751,362
1,755,775
Electric Utilities — 0.0%
Acciona SA ......................... 271 35,469
American Electric Power Co., Inc. .......... 217 23,712
Duke Energy Corp. ................... 268 32,688
Elia Group SA/NV .................... 171 14,832
Entergy Corp. ....................... 232 19,834
Evergy, Inc. ......................... 173 11,928
FirstEnergy Corp. .................... 321 12,975
NextEra Energy, Inc. .................. 590 41,825
PG&E Corp. ........................ 967 16,613
Pinnacle West Capital Corp. ............. 96 9,144
PPL Corp. ......................... 417 15,058
Southern Co. (The) ................... 370 34,021
Xcel Energy, Inc. ..................... 265 18,759
286,858
Security
Shares
Shares Value
Electrical Equipment — 0.1%
Eaton Corp. plc ...................... 101 $ 27,455
Emerson Electric Co. .................. 187 20,503
GE Vernova, Inc. ..................... 81 24,728
Generac Holdings, Inc.
(c)
................ 40 5,066
Hubbell, Inc. ........................ 2,913 963,941
Legrand SA ........................ 247 26,158
Nexans SA ......................... 115 11,290
NKT A/S
(c)
.......................... 164 11,174
nVent Electric plc ..................... 115 6,028
Vertiv Holdings Co. , Class A ............. 140 10,108
1,106,451
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 2,694 176,700
Jabil, Inc. .......................... 1,102 149,949
326,649
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 22,897 1,006,323
Halliburton Co. ...................... 185 4,694
Schlumberger NV .................... 2,179 91,082
1,102,099
Financial Services — 0.1%
Aimbridge Topco LLC
(c) (d)
................ 2,800 186,170
Jack Henry & Associates, Inc. ............ 906 165,435
Mastercard, Inc. , Class A ................ 1,026 562,371
Travelport Technology Ltd.
(c) (d)
............ 30 84,174
998,150
Ground Transportation — 0.1%
SIRVA, Inc.
(c)
........................ 58 116
Union Pacific Corp. ................... 3,492 824,950
825,066
Health Care Equipment & Supplies — 0.0%
ResMed, Inc. ....................... 445 99,613
Health Care Providers & Services — 0.3%
Cardinal Health, Inc. ................... 1,269 174,830
Cencora, Inc. ....................... 651 181,037
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 21,657 )
(c) (f)
................... 2,678 28,341
HCA Healthcare, Inc. .................. 43 14,859
McKesson Corp. ..................... 267 179,688
UnitedHealth Group, Inc. ................ 3,192 1,671,810
Universal Health Services, Inc. , Class B ..... 762 143,180
2,393,745
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ........ 3,091 285,948
Assura plc ......................... 498,398 299,092
Healthpeak Properties, Inc. .............. 21,166 427,977
Welltower, Inc. ....................... 1,315 201,471
1,214,488
Hotel & Resort REITs — 0.0%
Japan Hotel REIT Investment Corp. ........ 189 91,500
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. ................... 334 153,456
Yum! Brands, Inc. .................... 80 12,589
166,045
Household Durables — 0.1%
Taylor Wimpey plc .................... 512,370 719,876
Household Products — 0.1%
Colgate-Palmolive Co. ................. 6,030 565,011

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 648 $ 8,048
Industrial Conglomerates — 0.0%
Siemens AG (Registered) ............... 391 90,300
Industrial REITs — 0.2%
EastGroup Properties, Inc. .............. 1,018 179,321
Goodman Group ..................... 11,941 214,301
Lineage, Inc. ........................ 2,826 165,688
Prologis, Inc. ........................ 1,528 170,815
Rexford Industrial Realty, Inc. ............ 4,030 157,774
Segro plc .......................... 8,857 79,216
STAG Industrial, Inc. .................. 4,925 177,891
Warehouses De Pauw CVA .............. 8,949 212,146
1,357,152
Insurance — 0.3%
Assurant, Inc. ....................... 3,386 710,214
Brown & Brown, Inc. ................... 1,365 169,806
Globe Life, Inc. ...................... 1,250 164,650
Hartford Insurance Group, Inc. (The) ........ 1,376 170,252
Zurich Insurance Group AG .............. 1,575 1,099,363
2,314,285
Interactive Media & Services — 0.4%
Alphabet, Inc. , Class A ................. 10,245 1,584,287
Meta Platforms, Inc. , Class A ............. 2,841 1,637,439
3,221,726
IT Services — 0.2%
Accenture plc , Class A ................. 4,608 1,437,880
Cognizant Technology Solutions Corp. , Class A . 1,907 145,886
NEXTDC Ltd.
(c)
...................... 14,543 104,164
1,687,930
Machinery — 0.5%
Aalberts NV ........................ 593 20,219
Alstom SA
(c)
........................ 2,307 51,102
Atlas Copco AB , Class A ................ 2,134 34,087
Caterpillar, Inc. ...................... 113 37,268
Cummins, Inc. ....................... 52 16,299
Georg Fischer AG (Registered) ........... 505 36,960
IMI plc ............................ 1,989 48,927
Indutrade AB ........................ 527 14,604
Interpump Group SpA .................. 666 23,787
KION Group AG ...................... 700 29,355
Knorr-Bremse AG .................... 445 40,497
Konecranes OYJ ..................... 403 25,791
Nordson Corp. ....................... 64 12,910
Otis Worldwide Corp. .................. 12,405 1,280,196
Parker-Hannifin Corp. .................. 1,750 1,063,738
SMC Corp. ......................... 2,200 787,257
3,522,997
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(c) (f)
............. 771 58,596
Omnicom Group, Inc. .................. 1,701 141,030
199,626
Metals & Mining — 0.0%
ArcelorMittal SA ...................... 1,205 34,808
Aurubis AG
(c)
........................ 175 16,603
Freeport-McMoRan, Inc. ................ 278 10,525
Southern Copper Corp. ................. 142 13,271
75,207
Security
Shares
Shares Value
Multi-Utilities — 0.2%
CMS Energy Corp. .................... 18,519 $ 1,390,962
Dominion Energy, Inc. .................. 354 19,849
E.ON SE .......................... 2,990 45,133
Public Service Enterprise Group, Inc. ....... 227 18,682
Sempra ........................... 265 18,911
1,493,537
Office REITs — 0.0%
BXP, Inc. .......................... 4,540 305,043
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Corp.
(c)
............... 191 7,724
Coterra Energy, Inc. ................... 372 10,751
EQT Corp. ......................... 278 14,853
Expand Energy Corp. .................. 155 17,255
Kinder Morgan, Inc. ................... 1,158 33,038
ONEOK, Inc. ........................ 159 15,776
Range Resources Corp. ................ 156 6,229
Shell plc ........................... 32,299 1,181,969
South Bow Corp. ..................... 103 2,629
TC Energy Corp. ..................... 516 24,360
Williams Cos., Inc. (The) ................ 20,225 1,208,646
2,523,230
Pharmaceuticals — 0.5%
AstraZeneca plc ..................... 12,730 1,869,335
Novo Nordisk A/S , Class B .............. 14,378 983,144
Sanofi SA .......................... 9,518 1,053,851
3,906,330
Professional Services — 0.2%
Leidos Holdings, Inc. .................. 1,031 139,123
Paychex, Inc. ....................... 1,085 167,394
RELX plc .......................... 28,020 1,408,322
1,714,839
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................. 19,500 78,896
Katitas Co. Ltd. ...................... 3,200 42,394
Tokyu Fudosan Holdings Corp. ............ 6,200 41,599
VGP NV ........................... 968 84,132
Vonovia SE ......................... 5,944 159,955
Wharf Real Estate Investment Co. Ltd. ...... 46,000 111,694
518,670
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 1,101 236,297
Invitation Homes, Inc. .................. 300 10,455
Mid-America Apartment Communities, Inc. .... 1,323 221,708
UNITE Group plc (The) ................. 15,878 167,093
635,553
Retail REITs — 0.1%
Agree Realty Corp. ................... 1,670 128,907
Federal Realty Investment Trust ........... 1,313 128,438
Link REIT .......................... 44,800 209,941
Regency Centers Corp. ................ 2,937 216,633
Region RE Ltd.
(g)
..................... 63,019 82,046
Simon Property Group, Inc. .............. 1,820 302,266
1,068,231
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc. ................. 5,413 785,535
Broadcom, Inc. ...................... 8,747 1,464,510
Monolithic Power Systems, Inc. ........... 182 105,556
NVIDIA Corp. ....................... 991 107,405
QUALCOMM, Inc. .................... 303 46,544
Taiwan Semiconductor Manufacturing Co. Ltd. . 65,000 1,830,594

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................. 8,664 $ 1,556,921
5,897,065
Software — 0.7%
Microsoft Corp. ...................... 8,562 3,214,089
Oracle Corp. ........................ 7,481 1,045,919
Salesforce, Inc. ...................... 3,615 970,121
5,230,129
Specialized REITs — 0.3%
DigiCo Infrastructure REIT
(c) (g)
............ 17,064 32,390
Digital Realty Trust, Inc. ................ 1,299 186,134
EPR Properties ...................... 1,654 87,017
Equinix, Inc. ........................ 637 519,378
Extra Space Storage, Inc. ............... 1,398 207,589
Iron Mountain, Inc. .................... 4,079 350,957
Keppel DC REIT ..................... 99,200 158,027
SBA Communications Corp. ............. 1,645 361,916
VICI Properties, Inc. ................... 13,011 424,419
2,327,827
Specialty Retail — 0.2%
Home Depot, Inc. (The) ................ 3,187 1,168,004
Tractor Supply Co. .................... 1,555 85,680
1,253,684
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ......................... 5,443 1,209,053
Hewlett Packard Enterprise Co. ........... 718 11,079
1,220,132
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE ...... 1,658 1,026,764
Trading Companies & Distributors — 0.0%
AddTech AB , Class B .................. 487 14,263
Rexel SA .......................... 1,333 35,926
RS GROUP plc ...................... 4,993 36,352
86,541
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(b) (c) (d)
.............. 1,311 32,775
Total Common Stocks — 9 .3%
(Cost: $ 68,233,352 ) ............................... 72,494,756
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20% , 02/04/26 ................... USD 1,004 982,315
2.70% , 02/01/27 ................... 450 433,987
6.26% , 05/01/27 ................... 966 993,880
3.20% , 03/01/29 ................... 1,022 959,550
5.15% , 05/01/30 ................... 815 820,054
3.63% , 02/01/31 ................... 505 468,217
3.60% , 05/01/34 ................... 321 276,272
3.90% , 05/01/49 ................... 9 6,487
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 269 272,900
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 80 79,411
5.35% , 06/01/34 ................... 17 17,160
4.85% , 04/27/35 ................... 118 113,923
Lockheed Martin Corp.
4.75% , 02/15/34 ................... 22 21,671
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.80% , 08/15/34 ................... USD 55 $ 54,180
3.60% , 03/01/35 ................... 28 25,003
Series B , 6.15% , 09/01/36 ............. 23 25,148
Northrop Grumman Corp., 3.25%, 01/15/28 ... 17 16,458
RTX Corp.
5.75% , 01/15/29 ................... 131 136,387
6.10% , 03/15/34 ................... 238 255,221
TransDigm, Inc.
(b)
6.38% , 03/01/29 ................... 195 196,988
6.63% , 03/01/32 ................... 201 203,562
Wolverine Escrow LLC, 9.00%, 11/15/26
(b) (d) (h)
.. 92 —
6,358,774
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ........... 105 90,842
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 198 194,239
4.65% , 09/13/29 ................... 400 394,173
3.25% , 03/01/32 ................... 185 161,197
5.15% , 09/13/34 ................... 200 189,075
938,684
Automobiles — 0.1%
Ford Motor Co., 9.63%, 04/22/30 ......... 22 25,133
Hyundai Capital America, 6.25%, 11/03/25
(b)
.. 162 163,273
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
...................... 228 216,421
404,827
Banks — 5.2%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 720 728,546
Bank of America Corp.
(a)
(1-day SOFR + 1.01%), 1.20% , 10/24/26 .. 66 64,750
(1-day SOFR + 1.29%), 5.08% , 01/20/27 .. 550 551,974
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ...................... 803 794,296
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 1,016 979,274
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 929 896,237
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 1,056 1,033,389
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 63 61,055
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ...................... 1,492 1,465,626
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 312 288,500
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 323 334,732
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 933 945,860
(1-day SOFR + 1.74%), 5.52% , 10/25/35 .. 542 531,783
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 425 424,188
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 200 206,566
Barclays plc
(a)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 400 404,880
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 251 255,424
(1-day SOFR + 0.96%), 5.09% , 02/25/29 .. 400 402,836
(USISSO05 + 5.78%), 9.63%
(i)
......... 430 471,646
(USISSO05 + 3.69%), 7.63%
(i)
......... 217 212,214
(1-day SOFR + 1.59%), 5.79% , 02/25/36 .. 762 766,160
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11% , 04/08/26 .. 199 198,934
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 1,669 1,672,631
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 495 501,442

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(i)
....................... USD 217 $ 214,575
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(i)
....................... 622 620,207
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 301 296,941
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 61 56,172
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 410 369,910
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 147 130,907
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 53 46,041
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 152 139,035
(1-day SOFR + 2.06%), 5.83% , 02/13/35 .. 351 349,491
(1-day SOFR + 1.83%), 6.02% , 01/24/36 .. 662 668,323
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(a)
................. 158 158,796
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 331 330,659
HSBC Holdings plc
(a)
(1-day SOFR + 1.57%), 5.89% , 08/14/27 .. 275 279,337
(1-day SOFR + 1.06%), 5.60% , 05/17/28 .. 200 203,316
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(i)
.... 200 176,835
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 805 807,488
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
.... 400 401,117
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 39 37,304
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 71 71,453
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 150 149,849
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 131 132,246
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 76 70,366
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 1,534 1,513,551
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 1,230 1,287,816
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 489 494,430
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 27 27,849
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 1,455 1,468,170
(1-day SOFR + 0.90%), 5.14% , 01/24/31 .. 832 844,976
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 335 336,339
(1-day SOFR + 1.34%), 4.95% , 10/22/35 .. 50 48,931
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 180 183,877
KeyBank NA
5.85% , 11/15/27 ................... 543 557,838
4.90% , 08/08/32 ................... 250 238,940
KeyCorp
2.55% , 10/01/29 ................... 946 855,525
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
. 972 1,026,841
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
0.85%), 5.09%, 11/26/28
(a)
............ 335 338,322
M&T Bank Corp.
(a)
(1-day SOFR + 0.93%), 4.83% , 01/16/29 .. 240 240,114
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 499 537,569
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 615 603,152
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ...................... 200 191,342
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ...................... 200 192,370
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 665 669,159
(1-day SOFR + 0.87%), 5.50% , 05/26/28 .. 250 254,614
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 298 300,591
Security
Par (000)
Par (000) Value
Banks (continued)
National Australia Bank Ltd.
(b)
2.33% , 08/21/30 ................... USD 250 $ 217,489
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90% ,
01/14/36
(a)
..................... 499 506,354
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.10%), 5.58%, 03/01/28
(a)
............ 573 582,590
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. 156 156,884
(SOFR Index + 1.73%), 6.62% , 10/20/27 .. 103 106,146
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 75 76,029
(1-day SOFR + 1.84%), 5.58% , 06/12/29 .. 281 288,943
(1-day SOFR + 1.07%), 5.22% , 01/29/31 .. 176 179,085
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 195 199,591
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 315 316,038
(1-day SOFR + 1.39%), 5.58% , 01/29/36 .. 78 79,386
Santander UK Group Holdings plc
(a)
(1-day SOFR + 2.60%), 6.53% , 01/10/29 .. 200 207,939
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 200 204,156
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 200 176,017
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.51%), 5.38%
(a) (b) (i)
................ 200 175,293
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 467 474,774
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 240,123
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 110 112,265
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 .. 378 378,052
(1-day SOFR + 2.02%), 5.78% , 06/12/29 .. 378 389,846
(1-day SOFR + 1.56%), 5.38% , 01/23/30 .. 53 54,074
(1-day SOFR + 1.60%), 4.84% , 02/01/34 .. 130 126,322
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 325 332,248
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91% , 04/25/26 .. 615 614,588
(1-day SOFR + 2.00%), 2.19% , 04/30/26 .. 275 274,426
(1-day SOFR + 1.51%), 3.53% , 03/24/28 .. 142 139,141
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 250 244,769
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 158 150,797
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 250 256,797
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 18 18,928
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 492 500,243
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 275 279,610
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 353 380,812
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 414 419,631
40,975,013
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 36 34,716
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 58 55,931
Anheuser-Busch InBev Worldwide, Inc.
4.00% , 04/13/28 ................... 27 26,830
4.75% , 01/23/29 ................... 76 76,762
5.88% , 06/15/35 ................... 57 61,020
255,259
Biotechnology — 0.1%
AbbVie, Inc.
4.65% , 03/15/28 ................... 19 19,154
3.20% , 11/21/29 ................... 133 125,636
Amgen, Inc.
5.25% , 03/02/30 ................... 57 58,300
4.20% , 03/01/33 ................... 275 260,670

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.25% , 03/02/33 ................... USD 108 $ 109,560
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 94 94,946
4.60% , 09/01/35 ................... 79 76,229
744,495
Building Products — 0.0%
Carrier Global Corp., 5.90%, 03/15/34 ...... 65 68,370
Capital Markets — 2.8%
Apollo Debt Solutions BDC
6.70% , 07/29/31 ................... 180 185,714
6.55% , 03/15/32
(b)
.................. 225 227,979
Ares Capital Corp.
5.88% , 03/01/29 ................... 489 496,450
5.95% , 07/15/29 ................... 183 185,970
5.80% , 03/08/32 ................... 294 292,234
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 ................... 1,742 1,742,040
6.20% , 03/21/32 ................... 332 330,119
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 245 240,790
Blackstone Private Credit Fund, 4.95%,
09/26/27
(b)
...................... 367 363,501
Blackstone Secured Lending Fund, 2.85%,
09/30/28 ....................... 108 98,954
Blue Owl Capital Corp., 5.95%, 03/15/29 .... 670 671,738
Blue Owl Credit Income Corp.
(b)
6.60% , 09/15/29 ................... 50 50,807
5.80% , 03/15/30 ................... 106 103,942
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 305 290,614
Deutsche Bank AG
4.50% , 04/01/25 ................... 200 200,000
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
. 240 230,832
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. 440 446,680
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 175 183,146
5.41% , 05/10/29 ................... 655 672,428
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
. 170 180,272
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
. 402 403,630
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
. 460 446,115
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
. 150 143,509
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 390 389,053
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 75 73,222
2.60% , 02/07/30 ................... 684 619,878
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 1,070 1,103,804
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 1,596 1,617,711
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 35 29,637
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 106 92,553
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 20 17,130
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 85 73,462
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 265 257,674
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 406 411,668
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 189 183,950
1.85% , 09/15/32 ................... 122 99,129
4.60% , 03/15/33 ................... 11 10,783
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (d) (h)
.................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 419 405,778
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 37 37,766
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... USD 348 $ 340,389
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5 5,068
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 500 515,479
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 1,158 1,167,676
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 1,127 1,117,917
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,784 1,813,024
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 105 107,233
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 45 37,309
Nasdaq, Inc.
5.35% , 06/28/28 ................... 149 152,513
5.55% , 02/15/34 ................... 49 50,251
Oaktree Specialty Lending Corp., 6.34%,
02/27/30 ....................... 325 323,695
Sixth Street Specialty Lending, Inc., 5.63%,
08/15/30 ....................... 612 606,781
UBS AG, 7.50%, 02/15/28 ............. 431 464,132
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ...................... 700 699,887
(USISSO05 + 3.08%), 7.00%
(i)
......... 200 196,966
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(i)
.... 200 228,240
(USISSO05 + 3.18%), 7.13%
(i)
......... 225 221,314
21,658,536
Chemicals — 0.2%
Celanese US Holdings LLC
(j)
6.58% , 07/15/29 ................... 62 64,010
6.95% , 11/15/33 ................... 120 125,408
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 794 797,129
Eastman Chemical Co.
5.00% , 08/01/29 ................... 19 19,099
5.63% , 02/20/34 ................... 49 49,515
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 5 4,970
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
..... 171 180,541
LYB International Finance II BV, 3.50%, 03/02/27 17 16,662
1,257,334
Commercial Services & Supplies — 0.0%
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... 91 85,974
Republic Services, Inc., 2.30%, 03/01/30 .... 57 51,271
137,245
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.00% , 04/15/29 ................... 355 358,755
2.75% , 05/24/31 ................... 447 395,985
5.40% , 04/15/34 ................... 25 25,292
780,032
Consumer Finance — 1.6%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 . 250 241,598
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(i)
....................... 144 134,013
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 1,349 1,342,176
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... 60 58,058
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 .. 299 302,763
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 220 219,899
Capital One Financial Corp.
3.80% , 01/31/28 ................... 77 75,350
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
. 277 288,043

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 2.37%), 5.27% , 05/10/33
(a)
. USD 252 $ 248,118
(1-day SOFR + 2.86%), 6.38% , 06/08/34
(a)
. 61 63,756
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 155 154,643
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 455 449,568
5.80% , 03/05/27 ................... 620 622,683
7.35% , 11/04/27 ................... 400 414,476
6.80% , 05/12/28 ................... 788 809,316
5.11% , 05/03/29 ................... 1,452 1,399,702
5.30% , 09/06/29 ................... 1,010 979,126
7.35% , 03/06/30 ................... 335 350,541
7.20% , 06/10/30 ................... 222 230,473
4.00% , 11/13/30 ................... 225 201,445
6.05% , 03/05/31 ................... 222 218,933
3.63% , 06/17/31 ................... 232 199,547
6.05% , 11/05/31 ................... 234 229,253
6.53% , 03/19/32 ................... 655 654,649
6.13% , 03/08/34 ................... 200 191,865
General Motors Financial Co., Inc.
4.35% , 01/17/27 ................... 196 194,202
5.40% , 05/08/27 ................... 145 146,400
4.90% , 10/06/29 ................... 665 654,139
OneMain Finance Corp., 6.63%, 05/15/29 .... 275 275,514
Synchrony Financial
4.88% , 06/13/25 ................... 3 2,999
4.50% , 07/23/25 ................... 72 71,920
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 267 270,756
7.25% , 02/02/33 ................... 712 732,933
Toyota Motor Credit Corp., 1.65%, 01/10/31 ... 53 44,939
12,473,796
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 375 376,268
Berry Global, Inc.
1.57% , 01/15/26 ................... 401 390,860
5.50% , 04/15/28 ................... 371 378,413
5.80% , 06/15/31 ................... 551 572,469
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,767
Sonoco Products Co., 2.25%, 02/01/27 ..... 135 129,226
1,857,003
Diversified REITs — 0.4%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (k)
... 132 130,720
GLP Capital LP
5.75% , 06/01/28 ................... 165 167,895
5.30% , 01/15/29 ................... 619 619,881
4.00% , 01/15/30 ................... 154 145,576
VICI Properties LP
4.38% , 05/15/25 ................... 30 29,969
4.63% , 06/15/25
(b)
.................. 12 11,997
4.75% , 02/15/28 ................... 649 649,044
4.75% , 04/01/28 ................... 45 45,089
3.88% , 02/15/29
(b)
.................. 55 52,510
4.63% , 12/01/29
(b)
.................. 37 35,894
4.13% , 08/15/30
(b)
.................. 740 696,591
5.13% , 11/15/31 ................... 555 547,320
5.13% , 05/15/32 ................... 190 185,959
5.63% , 04/01/35 ................... 75 74,576
3,393,021
Diversified Telecommunication Services — 0.1%
CCO Holdings LLC, 4.25%, 01/15/34
(b)
...... 362 297,745
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
... 26 28,889
Sprint Capital Corp., 6.88%, 11/15/28 ....... 713 761,184
1,087,818
Security
Par (000)
Par (000) Value
Electric Utilities — 1.9%
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . USD 14 $ 12,184
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 110 109,211
DTE Electric Co.
5.20% , 03/01/34 ................... 25 25,166
Series A , 6.63% , 06/01/36 ............. 23 25,490
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 78 78,788
4.95% , 01/15/33 ................... 123 123,031
4.85% , 01/15/34 ................... 56 55,262
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 104 90,038
Duke Energy Progress LLC
2.00% , 08/15/31 ................... 116 98,861
3.40% , 04/01/32 ................... 68 61,819
Edison International
4.70% , 08/15/25 ................... 390 390,005
5.75% , 06/15/27 ................... 100 100,979
5.45% , 06/15/29 ................... 218 215,124
6.25% , 03/15/30 ................... 145 146,854
Eversource Energy
4.60% , 07/01/27 ................... 210 210,162
Series M , 3.30% , 01/15/28 ............ 133 128,486
5.45% , 03/01/28 ................... 26 26,567
Exelon Corp.
2.75% , 03/15/27 ................... 40 38,712
5.15% , 03/15/28 ................... 200 203,222
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(j)
............ 703 691,242
2.65% , 03/01/30 ................... 782 704,213
FirstEnergy Transmission LLC
4.55% , 01/15/30 ................... 141 139,052
5.00% , 01/15/35 ................... 153 149,973
Georgia Power Co.
4.55% , 03/15/30 ................... 795 794,060
4.70% , 05/15/32 ................... 216 213,517
4.95% , 05/17/33 ................... 67 66,538
5.25% , 03/15/34 ................... 28 28,251
Interstate Power & Light Co., 4.95%, 09/30/34 . 182 177,464
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
...................... 100 98,863
MidAmerican Energy Co., 5.75%, 11/01/35 ... 21 22,071
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 20 19,109
3.55% , 05/01/27 ................... 300 294,257
2.75% , 11/01/29 ................... 37 34,157
5.00% , 02/28/30 ................... 57 57,999
2.44% , 01/15/32 ................... 50 42,716
5.05% , 02/28/33 ................... 57 56,662
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 256 240,109
6.00% , 02/01/33 ................... 50 48,642
6.25% , 11/01/34 ................... 35 34,454
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 18 16,270
5.00% , 06/01/33 ................... 177 174,609
5.65% , 06/01/34 ................... 25 25,368
Series F , 5.85% , 10/01/35 ............. 9 9,293
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 228 213,868
3.30% , 12/01/27 ................... 140 134,318
3.30% , 12/01/27 ................... 314 301,256
3.00% , 06/15/28 ................... 150 141,035
4.20% , 03/01/29 ................... 685 662,615
5.55% , 05/15/29 ................... 288 291,931
4.55% , 07/01/30 ................... 1,063 1,028,944

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.50% , 02/01/31 ................... USD 369 $ 317,195
3.25% , 06/01/31 ................... 146 129,906
5.80% , 05/15/34 ................... 217 219,116
PECO Energy Co., 4.90%, 06/15/33 ....... 85 84,659
PG&E Corp.
5.25% , 07/01/30 ................... 88 84,480
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 215 211,313
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 110 109,456
Public Service Electric & Gas Co.
2.45% , 01/15/30 ................... 39 35,574
4.90% , 12/15/32 ................... 210 211,568
Series Q , 5.05% , 03/01/35 ............ 200 201,256
Southern California Edison Co.
4.88% , 02/01/27
(l)
.................. 171 171,601
Series B , 3.65% , 03/01/28
(l)
............ 193 186,881
5.15% , 06/01/29 ................... 143 143,928
Series G , 2.50% , 06/01/31 ............ 337 290,392
2.75% , 02/01/32 ................... 414 352,496
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 .......... 150 138,510
5.50% , 03/15/29 ................... 281 289,798
5.20% , 06/15/33 ................... 94 94,221
4.85% , 03/15/35 ................... 349 337,772
4.25% , 07/01/36 ................... 116 105,280
System Energy Resources, Inc.
6.00% , 04/15/28 ................... 86 88,979
5.30% , 12/15/34 ................... 80 79,087
Tampa Electric Co., 5.15%, 03/01/35 ....... 121 120,068
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 892 894,536
4.38% , 05/01/29 ................... 1,047 994,180
6.88% , 04/15/32 ................... 71 72,364
15,017,433
Entertainment — 0.0%
Netflix, Inc., 5.88%, 11/15/28 ............ 43 44,971
Financial Services — 0.3%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 595 606,359
Fidelity National Information Services, Inc.
1.65% , 03/01/28 ................... 135 124,329
3.75% , 05/21/29 ................... 85 81,926
5.10% , 07/15/32 ................... 234 235,131
Fiserv, Inc.
3.50% , 07/01/29 ................... 123 116,973
5.63% , 08/21/33 ................... 47 48,386
5.45% , 03/15/34 ................... 77 78,058
5.15% , 08/12/34 ................... 80 79,348
Global Payments, Inc.
1.20% , 03/01/26 ................... 53 51,328
2.15% , 01/15/27 ................... 197 188,666
3.20% , 08/15/29 ................... 24 22,470
PayPal Holdings, Inc.
2.85% , 10/01/29 ................... 17 15,851
5.10% , 04/01/35 ................... 90 89,509
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
.................... 926 892,657
2,630,991
Food Products — 0.3%
Mars, Inc.
(b)
4.80% , 03/01/30 ................... 1,133 1,139,481
5.00% , 03/01/32 ................... 520 522,248
Security
Par (000)
Par (000) Value
Food Products (continued)
5.20% , 03/01/35 ................... USD 505 $ 507,528
2,169,257
Gas Utilities — 0.0%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 47 49,739
CenterPoint Energy Resources Corp., 5.25%,
03/01/28
(l)
...................... 18 18,349
68,088
Ground Transportation — 0.3%
Canadian National Railway Co., 3.85%, 08/05/32 61 56,970
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 ................... 275 278,079
5.88% , 11/15/27 ................... 25 25,654
5.70% , 02/01/28 ................... 241 246,785
5.35% , 03/30/29 ................... 111 113,113
5.25% , 07/01/29 ................... 175 177,140
5.25% , 02/01/30 ................... 29 29,353
Ryder System, Inc.
2.85% , 03/01/27 ................... 135 130,604
6.60% , 12/01/33 ................... 134 145,907
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
...................... 200 191,826
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 696 683,524
4.80% , 09/15/34 ................... 49 47,589
Union Pacific Corp., 2.40%, 02/05/30 ....... 24 21,857
2,148,401
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.
1.92% , 02/01/27 ................... 37 35,292
2.27% , 12/01/28 ................... 93 85,441
3.95% , 04/01/30 ................... 63 60,647
1.73% , 04/01/31 ................... 7 5,849
Becton Dickinson & Co., 4.87%, 02/08/29 .... 384 386,805
Solventum Corp.
5.45% , 02/25/27 ................... 125 126,800
5.40% , 03/01/29 ................... 1,180 1,203,732
5.45% , 03/13/31 ................... 881 897,539
5.60% , 03/23/34 ................... 670 679,156
3,481,261
Health Care Providers & Services — 1.0%
Banner Health, 1.90%, 01/01/31 .......... 128 110,276
Centene Corp.
3.38% , 02/15/30 ................... 1,417 1,281,530
3.00% , 10/15/30 ................... 242 211,660
2.50% , 03/01/31 ................... 187 157,657
2.63% , 08/01/31 ................... 158 132,802
CommonSpirit Health
6.07% , 11/01/27 ................... 35 36,143
3.35% , 10/01/29 ................... 69 65,032
2.78% , 10/01/30 ................... 161 144,780
CVS Health Corp.
5.40% , 06/01/29 ................... 146 148,747
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
..................... 260 262,051
Elevance Health, Inc.
4.10% , 03/01/28 ................... 111 109,810
4.10% , 05/15/32 ................... 229 217,075
4.75% , 02/15/33 ................... 27 26,408
HCA, Inc.
3.13% , 03/15/27 ................... 987 958,542
4.13% , 06/15/29 ................... 268 260,222
5.25% , 03/01/30 ................... 835 844,907

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50% , 09/01/30 ................... USD 356 $ 330,141
5.45% , 09/15/34 ................... 838 830,724
5.75% , 03/01/35 ................... 341 344,069
Humana, Inc.
4.88% , 04/01/30 ................... 16 15,917
5.88% , 03/01/33 ................... 149 152,336
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 90 78,688
UnitedHealth Group, Inc.
4.70% , 04/15/29 ................... 195 196,720
4.80% , 01/15/30 ................... 17 17,192
4.95% , 01/15/32 ................... 606 610,267
7,543,696
Health Care REITs — 0.2%
Healthpeak OP LLC
1.35% , 02/01/27 ................... 262 247,026
5.25% , 12/15/32 ................... 67 67,283
Ventas Realty LP
3.85% , 04/01/27 ................... 94 92,711
4.00% , 03/01/28 ................... 82 80,608
3.00% , 01/15/30 ................... 160 146,928
5.63% , 07/01/34 ................... 120 122,130
5.00% , 01/15/35 ................... 255 246,619
Welltower OP LLC
3.10% , 01/15/30 ................... 122 113,330
3.85% , 06/15/32 ................... 276 256,846
1,373,481
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc., 3.80%, 02/15/28 ...... 35 34,131
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
...................... 43 43,164
Royal Caribbean Cruises Ltd., 6.25%, 03/15/32
(b)
337 340,043
417,338
Household Durables — 0.0%
DR Horton, Inc., 5.50%, 10/15/35 ......... 186 186,999
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
5.45% , 06/01/28 ................... 211 214,662
2.45% , 01/15/31 ................... 196 167,547
382,209
Industrial Conglomerates — 0.2%
3M Co., 5.15%, 03/15/35 .............. 720 719,767
Honeywell International, Inc.
4.88% , 09/01/29 ................... 179 182,330
4.70% , 02/01/30 ................... 435 437,347
4.95% , 09/01/31 ................... 255 259,155
1,598,599
Industrial REITs — 0.0%
Prologis LP
4.75% , 06/15/33 ................... 27 26,484
5.13% , 01/15/34 ................... 56 56,145
5.00% , 03/15/34 ................... 73 72,586
155,215
Insurance — 0.3%
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
.. 586 594,013
Aon Corp.
2.85% , 05/28/27 ................... 113 109,488
2.60% , 12/02/31 ................... 104 90,527
5.35% , 02/28/33 ................... 109 110,837
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 50 50,346
5.15% , 02/15/35 ................... 250 247,739
Security
Par (000)
Par (000) Value
Insurance (continued)
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (b) (i)
.......... USD 240 $ 240,755
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 21 22,215
5.40% , 09/15/33 ................... 26 26,765
5.15% , 03/15/34 ................... 47 47,429
Meiji Yasuda Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.91%), 6.10%, 06/11/55
(a) (b)
.... 263 262,075
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 758 776,054
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.35%, 03/15/55
(a)
............ 110 110,215
2,688,458
IT Services — 0.1%
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ....................... 192 192,673
International Business Machines Corp., 5.00%,
02/10/32 ....................... 310 312,396
505,069
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.00%, 01/15/27
(b)
................. 155 155,990
Ingersoll Rand, Inc.
5.18% , 06/15/29 ................... 180 183,052
5.45% , 06/15/34 ................... 233 236,445
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 53 47,969
623,456
Media — 0.7%
Charter Communications Operating LLC
4.91% , 07/23/25 ................... 204 203,950
6.15% , 11/10/26 ................... 25 25,507
2.25% , 01/15/29 ................... 1,153 1,038,419
6.10% , 06/01/29 ................... 688 710,394
2.80% , 04/01/31 ................... 1,652 1,426,319
2.30% , 02/01/32 ................... 489 395,921
6.65% , 02/01/34 ................... 356 369,003
6.55% , 06/01/34 ................... 500 514,337
Comcast Corp.
3.55% , 05/01/28
(l)
.................. 50 48,752
2.65% , 02/01/30 ................... 29 26,549
3.40% , 04/01/30 ................... 83 78,544
4.25% , 10/15/30 ................... 60 58,883
1.95% , 01/15/31 ................... 62 53,208
1.50% , 02/15/31 ................... 37 30,924
5.50% , 11/15/32 ................... 84 87,292
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 8 8,807
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 303 302,440
4.75% , 03/30/30 ................... 26 25,927
Paramount Global
3.70% , 06/01/28 ................... 31 29,867
4.20% , 05/19/32 ................... 125 112,097
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 47 40,214
5,587,354
Metals & Mining — 0.6%
Anglo American Capital plc, 4.50%, 03/15/28
(b)
. 264 261,706
Freeport-McMoRan, Inc.
4.13% , 03/01/28 ................... 303 297,651
5.40% , 11/14/34 ................... 19 19,003
Glencore Canada Corp., 6.20%, 06/15/35 .... 73 75,054
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 163 160,775

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.37% , 04/04/29 ................... USD 323 $ 328,274
5.63% , 04/04/34 ................... 440 441,844
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 496 501,098
5.00% , 03/14/32 ................... 310 311,380
5.25% , 03/14/35 ................... 285 287,189
Steel Dynamics, Inc.
3.45% , 04/15/30 ................... 435 407,989
5.38% , 08/15/34 ................... 655 656,748
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 390 361,592
6.13% , 06/12/33 ................... 203 207,974
4,318,277
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(j)
...................... 587 590,380
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 ................... 97 93,958
1.65% , 05/15/31 ................... 146 121,997
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 56 56,101
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 56 56,857
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 230 226,780
Consumers Energy Co.
4.60% , 05/30/29
(l)
.................. 110 110,227
4.70% , 01/15/30 ................... 270 271,194
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 80 84,085
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 116 115,185
NiSource, Inc.
5.25% , 03/30/28 ................... 270 274,710
5.40% , 06/30/33 ................... 45 45,200
5.35% , 04/01/34 ................... 106 106,344
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 9 9,053
2,162,071
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 455 458,740
3.70% , 11/15/29 ................... 82 78,302
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 313 304,435
3.25% , 01/31/32 ................... 154 135,526
5.95% , 06/30/33 ................... 57 58,541
5.75% , 08/15/34 ................... 250 253,539
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 283 286,279
Chevron USA, Inc., 4.48%, 02/26/28 ....... 44 44,310
Coterra Energy, Inc.
4.38% , 03/15/29 ................... 478 471,064
5.40% , 02/15/35 ................... 707 695,797
DCP Midstream Operating LP
5.63% , 07/15/27 ................... 615 625,285
8.13% , 08/16/30 ................... 32 36,685
3.25% , 02/15/32 ................... 783 684,400
Devon Energy Corp., 5.20%, 09/15/34 ...... 68 65,590
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... USD 552 $ 522,096
5.15% , 01/30/30 ................... 70 71,062
3.13% , 03/24/31 ................... 346 313,166
5.40% , 04/18/34 ................... 602 600,999
5.55% , 04/01/35 ................... 320 321,256
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 507 523,309
Enbridge, Inc.
3.13% , 11/15/29 ................... 87 80,927
5.63% , 04/05/34 ................... 197 200,122
Energy Transfer LP
6.05% , 12/01/26 ................... 878 897,129
4.40% , 03/15/27 ................... 400 398,708
5.55% , 02/15/28 ................... 1,071 1,096,301
4.95% , 05/15/28 ................... 200 201,384
6.10% , 12/01/28 ................... 374 390,467
3.75% , 05/15/30 ................... 122 115,351
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (i)
...................... 96 97,140
6.40% , 12/01/30 ................... 148 157,724
6.55% , 12/01/33 ................... 470 502,529
5.60% , 09/01/34 ................... 337 337,583
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 47 49,460
Enterprise Products Operating LLC
(a)
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77 ................. 30 29,537
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78 ...................... 19 18,585
EOG Resources, Inc., 4.38%, 04/15/30 ..... 15 14,839
EQT Corp.
3.13% , 05/15/26
(b)
.................. 242 237,714
3.90% , 10/01/27 ................... 119 116,871
5.00% , 01/15/29 ................... 462 465,029
7.00% , 02/01/30
(j)
.................. 374 403,289
3.63% , 05/15/31
(b)
.................. 250 228,356
5.75% , 02/01/34 ................... 601 612,723
Expand Energy Corp.
5.38% , 02/01/29 ................... 1,254 1,248,767
5.88% , 02/01/29
(b)
.................. 353 352,376
6.75% , 04/15/29
(b)
.................. 743 752,323
5.38% , 03/15/30 ................... 1,907 1,893,056
4.75% , 02/01/32 ................... 243 229,840
5.70% , 01/15/35 ................... 478 479,712
Hess Corp., 4.30%, 04/01/27 ............ 467 464,658
Kinder Morgan, Inc.
4.30% , 03/01/28 ................... 163 161,796
5.10% , 08/01/29 ................... 255 257,669
5.40% , 02/01/34 ................... 355 354,620
Matador Resources Co., 6.50%, 04/15/32
(b)
... 76 75,318
Occidental Petroleum Corp.
8.50% , 07/15/27 ................... 47 49,843
5.20% , 08/01/29 ................... 130 129,913
ONEOK, Inc.
4.40% , 10/15/29 ................... 249 244,550
5.05% , 11/01/34 ................... 340 328,226
Ovintiv, Inc., 5.65%, 05/15/28 ........... 269 275,658
Pioneer Natural Resources Co., 2.15%, 01/15/31 42 36,592
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 100 100,454
4.50% , 05/15/30 ................... 96 94,234
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 166 155,402

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
6.15% , 03/01/29 ................... USD 462 $ 483,080
6.50% , 03/30/34 ................... 515 549,900
5.50% , 02/15/35 ................... 107 106,367
5.55% , 08/15/35 ................... 33 32,954
Viper Energy, Inc., 7.38%, 11/01/31
(b)
....... 275 287,424
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... 100 98,301
5.30% , 08/15/28 ................... 59 60,271
22,505,453
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 ................... 193 189,002
5.31% , 10/20/31 ................... 142 138,826
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 ........... 377 378,992
706,820
Pharmaceuticals — 0.7%
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 ................... 424 422,104
4.38% , 12/15/28 ................... 360 350,684
Bayer US Finance LLC
(b)
6.13% , 11/21/26 ................... 2,227 2,268,321
6.25% , 01/21/29 ................... 220 228,089
Bristol-Myers Squibb Co., 4.13%, 06/15/39 ... 95 83,976
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 ................... 187 187,450
4.65% , 05/19/30 ................... 67 67,345
4.75% , 05/19/33 ................... 313 309,560
Pfizer, Inc., 3.90%, 03/15/39 ............ 96 82,843
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 .................. 1,093 1,217,340
5,217,712
Professional Services — 0.1%
Equifax, Inc., 4.80%, 09/15/29 ........... 825 825,982
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 58 58,479
884,461
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 ................... 117 115,778
4.90% , 02/15/29 ................... 91 91,285
5.50% , 07/15/34 ................... 215 214,307
AvalonBay Communities, Inc., 5.00%, 02/15/33 192 191,064
Camden Property Trust, 4.10%, 10/15/28 .... 88 86,415
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 191 175,079
2.70% , 01/15/34 ................... 44 35,819
4.88% , 02/01/35 ................... 177 169,336
1,079,083
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 ................... 136 133,069
4.70% , 12/15/28 ................... 83 83,275
4.75% , 02/15/29 ................... 106 106,256
3.25% , 01/15/31 ................... 96 88,199
2.85% , 12/15/32 ................... 69 59,442
Regency Centers LP
4.13% , 03/15/28 ................... 238 235,313
5.25% , 01/15/34 ................... 36 36,040
5.10% , 01/15/35 ................... 155 153,294
894,888
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.8%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $209,084), 6.50%, 03/20/45
(d) (f)
...... USD 209 $ 209,607
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 570 556,341
5.05% , 04/15/30 ................... 521 527,921
2.45% , 02/15/31
(b)
.................. 686 603,561
4.15% , 04/15/32
(b)
.................. 380 360,438
3.42% , 04/15/33
(b)
.................. 757 674,002
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 1,538 1,593,031
5.88% , 01/25/34 ................... 200 200,475
6.20% , 01/25/37 ................... 394 406,072
Micron Technology, Inc.
5.33% , 02/06/29 ................... 128 129,893
5.88% , 02/09/33 ................... 136 140,854
5.88% , 09/15/33 ................... 25 26,003
NXP BV
3.15% , 05/01/27 ................... 58 56,334
4.30% , 06/18/29 ................... 122 119,633
3.40% , 05/01/30 ................... 118 109,975
2.50% , 05/11/31 ................... 183 159,411
2.65% , 02/15/32 ................... 84 71,571
5,945,122
Software — 0.7%
AppLovin Corp.
5.13% , 12/01/29 ................... 421 422,631
5.50% , 12/01/34 ................... 492 491,890
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 57 56,851
Oracle Corp.
3.25% , 11/15/27 ................... 390 378,073
2.30% , 03/25/28 ................... 310 291,178
4.80% , 08/03/28 ................... 541 545,367
2.88% , 03/25/31 ................... 783 701,033
4.30% , 07/08/34 ................... 42 39,065
4.70% , 09/27/34 ................... 594 567,240
3.85% , 07/15/36 ................... 60 52,001
Synopsys, Inc.
4.85% , 04/01/30 ................... 610 614,013
5.00% , 04/01/32 ................... 659 660,624
5.15% , 04/01/35 ................... 200 201,053
VMware LLC
1.40% , 08/15/26 ................... 296 283,469
3.90% , 08/21/27 ................... 199 195,525
2.20% , 08/15/31 ................... 308 261,791
Workday, Inc., 3.50%, 04/01/27 .......... 20 19,610
5,781,414
Specialized REITs — 0.5%
American Tower Corp.
1.45% , 09/15/26 ................... 12 11,475
3.65% , 03/15/27 ................... 147 144,514
5.50% , 03/15/28 ................... 400 409,456
5.20% , 02/15/29 ................... 596 605,519
5.00% , 01/31/30 ................... 70 70,572
2.30% , 09/15/31 ................... 132 112,872
5.40% , 01/31/35 ................... 476 480,290
Crown Castle, Inc.
2.90% , 03/15/27 ................... 35 33,805
4.80% , 09/01/28 ................... 6 5,988
5.60% , 06/01/29 ................... 6 6,132
4.90% , 09/01/29 ................... 42 41,807
2.25% , 01/15/31 ................... 57 48,714
2.50% , 07/15/31 ................... 84 71,728
5.10% , 05/01/33 ................... 33 32,255
5.80% , 03/01/34 ................... 37 37,716

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Equinix, Inc.
2.00% , 05/15/28 ................... USD 148 $ 136,996
2.50% , 05/15/31 ................... 132 115,219
Extra Space Storage LP
5.70% , 04/01/28 ................... 429 440,659
5.50% , 07/01/30 ................... 205 210,194
5.40% , 02/01/34 ................... 410 410,512
5.35% , 01/15/35 ................... 104 103,157
5.40% , 06/15/35 ................... 302 300,253
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 50 49,518
3,879,351
Specialty Retail — 0.1%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. 14 13,174
Lowe's Cos., Inc.
3.10% , 05/03/27 ................... 101 98,226
3.65% , 04/05/29 ................... 309 297,938
409,338
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.10% , 07/15/27 ................... 125 128,905
5.00% , 04/01/30 ................... 248 249,156
5.30% , 04/01/32 ................... 670 674,298
5.40% , 04/15/34 ................... 43 43,333
3.45% , 12/15/51 ................... 21 14,192
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 ................... 25 24,731
5.00% , 10/15/34 ................... 138 134,446
1,269,061
Tobacco — 0.3%
BAT Capital Corp.
3.22% , 09/06/26 ................... 1,511 1,482,267
4.70% , 04/02/27 ................... 458 458,663
2.26% , 03/25/28 ................... 58 54,200
6.34% , 08/02/30 ................... 145 154,140
6.42% , 08/02/33 ................... 45 48,028
6.00% , 02/20/34 ................... 69 71,907
BAT International Finance plc, 5.93%, 02/02/29 230 239,715
Reynolds American, Inc., 5.70%, 08/15/35 .... 115 115,837
2,624,757
Trading Companies & Distributors — 0.3%
Air Lease Corp.
1.88% , 08/15/26 ................... 664 639,383
5.85% , 12/15/27 ................... 46 47,367
3.00% , 02/01/30 ................... 33 30,259
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
. 683 655,971
GATX Corp., 5.40%, 03/15/27 ........... 257 260,265
Marubeni Corp., 5.38%, 04/01/35
(b)
........ 200 200,617
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 266 270,308
2,104,170
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(d)
... 28 5,883
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 ... 262 251,520
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
...................... 225 227,531
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 770 749,137
5.00% , 02/15/29 ................... 83 83,074
3.80% , 03/15/32 ................... 1,005 912,345
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 107 107,414
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... USD 78 $ 77,736
T-Mobile USA, Inc.
4.75% , 02/01/28 ................... 238 237,710
2.05% , 02/15/28 ................... 186 173,721
3.88% , 04/15/30 ................... 390 373,870
2.55% , 02/15/31 ................... 13 11,460
2.25% , 11/15/31 ................... 246 208,988
2.70% , 03/15/32 ................... 24 20,760
3,435,266
Total Corporate Bonds — 25 .9%
(Cost: $ 201,718,364 ) .............................. 202,326,452
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
Barclays Bank plc ( GE Aerospace ) ,
20.29% , 04/22/25 .................. 2 424,942
Barclays Bank plc ( HEICO Corp. ) ,
13.47% , 04/14/25 .................. 1 141,042
565,984
Banks — 0.1%
(b)(e)
Barclays Bank plc ( Bank of America Corp. ) ,
19.26% , 04/16/25 .................. 7 309,805
Barclays Bank plc ( Citigroup, Inc. ) ,
16.91% , 04/16/25 .................. 2 146,906
Canadian Imperial Bank of Commerce
( JPMorgan Chase & Co. ) , 15.65% , 04/11/25 2 511,540
Morgan Stanley & Co. LLC ( M&T Bank Corp. ) ,
17.56% , 04/15/25 .................. —
(n)
77,370
1,045,621
Biotechnology — 0.1%
(b)(e)
Barclays Bank plc ( Amgen, Inc. ) ,
12.91% , 05/01/25 .................. 1 324,496
Mizuho Markets Cayman LP ( AbbVie, Inc. ) ,
19.12% , 04/25/25 .................. 2 431,932
Morgan Stanley & Co. LLC ( Gilead Sciences,
Inc. ) , 17.31% , 04/28/25 ............... 2 221,827
978,255
Broadline Retail — 0.3%
(b)(e)
Barclays Bank plc ( MercadoLibre, Inc. ) ,
17.61% , 05/07/25 .................. —
(n)
150,595
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 20.35% , 05/01/25 ........... 6 1,181,324
Morgan Stanley & Co. LLC ( Coupang, Inc. ) ,
17.33% , 04/14/25 .................. 6 123,485
UBS AG ( Amazon.com, Inc. ) , 10.10% , 05/01/25 5 930,895
2,386,299
Building Products — 0.1%
(b)(e)
Barclays Bank plc ( Johnson Controls
International plc ) , 18.07% , 05/01/25 ...... 3 214,505
Morgan Stanley & Co. LLC ( Trane Technologies
plc ) , 10.20% , 05/01/25 ............... 1 401,705
616,210
Capital Markets — 0.4%
(b)(e)
Barclays Bank plc ( Blackstone, Inc. ) ,
17.86% , 04/22/25 .................. 2 293,381
Barclays Bank plc ( KKR & Co., Inc. ) ,
17.83% , 05/02/25 .................. 2 242,878
Barclays Bank plc ( Morgan Stanley ) ,
21.46% , 04/11/25 .................. 2 292,858

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BNP Paribas SA ( Nasdaq, Inc. ) ,
19.49% , 04/25/25 .................. USD 3 $ 196,742
Canadian Imperial Bank of Commerce ( S&P
Global, Inc. ) , 12.45% , 04/28/25 ......... 1 545,990
Citigroup, Inc. ( Charles Schwab Corp. (The) ) ,
23.00% , 04/15/25 .................. 3 225,116
Morgan Stanley & Co. LLC ( Goldman Sachs
Group, Inc. (The) ) , 17.17% , 04/15/25 ..... 1 369,789
Morgan Stanley & Co. LLC ( Intercontinental
Exchange, Inc. ) , 8.95% , 05/02/25 ........ 1 215,984
Royal Bank of Canada ( Moody's Corp. ) ,
11.35% , 05/05/25 .................. —
(n)
160,852
Societe Generale SA ( LPL Financial Holdings,
Inc. ) , 24.17% , 04/30/25 ............... 1 277,198
2,820,788
Chemicals — 0.1%
(b)(e)
Morgan Stanley & Co. LLC ( Axalta Coating
Systems Ltd. ) , 16.30% , 05/01/25 ........ 6 211,999
Royal Bank of Canada ( Ecolab, Inc. ) ,
9.25% , 04/30/25 ................... 1 274,876
Societe Generale SA ( Linde plc ) ,
9.66% , 05/05/25 ................... 1 334,337
Toronto-Dominion Bank (The) ( Sherwin-Williams
Co. (The) ) , 15.32% , 04/23/25 ........... —
(n)
164,707
985,919
Commercial Services & Supplies — 0.0%
Toronto-Dominion Bank (The) ( Waste
Management, Inc. ) , 12.45% , 04/24/25
(b) (e)
... 1 279,997
Communications Equipment — 0.1%
(b)(e)
BNP Paribas SA ( Ciena Corp. ) ,
32.93% , 04/25/25 .................. 3 177,823
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 19.46% , 05/08/25 ............... 4 338,061
515,884
Consumer Finance — 0.1%
(b)(e)
Barclays Bank plc ( Ally Financial, Inc. ) ,
22.67% , 04/22/25 .................. 6 201,724
Barclays Bank plc ( Discover Financial Services ) ,
40.09% , 04/17/25 .................. 1 192,339
Goldman Sachs International ( American Express
Co. ) , 11.75% , 04/18/25 ............... 1 355,570
749,633
Consumer Staples Distribution & Retail — 0.3%
(b)(e)
Barclays Bank plc ( BJ's Wholesale Club
Holdings, Inc. ) , 15.44% , 04/22/25 ........ 2 219,584
Barclays Bank plc ( Target Corp. ) ,
14.21% , 04/22/25 .................. 2 202,361
Barclays Bank plc ( Walmart, Inc. ) ,
14.31% , 05/16/25 .................. 8 753,500
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 12.33% , 05/07/25 ............. 1 557,149
BNP Paribas SA ( Dollar General Corp. ) ,
30.88% , 04/28/25 .................. 4 360,042
Royal Bank of Canada ( Kroger Co. (The) ) ,
14.48% , 04/22/25 .................. 3 221,864
2,314,500
Containers & Packaging — 0.0%
Morgan Stanley & Co. LLC ( Sealed Air Corp. ) ,
21.08% , 04/14/25
(b) (e)
................ 4 120,279
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.1%
(b)(e)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 22.95% , 04/22/25 ............... USD 7 $ 324,979
Morgan Stanley & Co. LLC ( TELUS Corp. ) ,
24.25% , 04/24/25 .................. 14 392,122
717,101
Electrical Equipment — 0.1%
(b)(e)
Morgan Stanley & Co. LLC ( GE Vernova, Inc. ) ,
23.53% , 04/28/25 .................. 1 364,045
Royal Bank of Canada ( Eaton Corp. plc ) ,
18.83% , 04/30/25 .................. 1 205,235
569,280
Electronic Equipment, Instruments & Components — 0.1%
(b)(e)
BMO Capital Markets Corp. ( CDW Corp. ) ,
12.65% , 05/01/25 .................. 1 179,413
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
21.67% , 04/23/25 .................. 3 200,312
Royal Bank of Canada ( Flex Ltd. ) ,
25.59% , 05/01/25 .................. 12 397,693
777,418
Energy Equipment & Services — 0.1%
(b)(e)
Barclays Bank plc ( Halliburton Co. ) ,
21.46% , 04/23/25 .................. 5 138,314
Canadian Imperial Bank of Commerce
( Schlumberger NV ) , 15.40% , 04/21/25 .... 4 167,594
Royal Bank of Canada ( Baker Hughes Co. ) ,
19.30% , 04/23/25 .................. 4 194,488
500,396
Entertainment — 0.1%
(b)(e)
Barclays Bank plc ( Netflix, Inc. ) ,
21.24% , 04/22/25 .................. 1 764,691
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 11.99% , 05/07/25 ............. 4 351,389
1,116,080
Financial Services — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Fiserv, Inc. ) ,
12.67% , 04/23/25 .................. 2 493,761
JPMorgan Structured Products BV ( Visa, Inc. ) ,
12.93% , 04/23/25 .................. 2 675,694
Toronto-Dominion Bank (The) ( Mastercard, Inc. ) ,
16.04% , 05/01/25 .................. 1 560,147
1,729,602
Food Products — 0.1%
(b)(e)
Barclays Bank plc ( Archer-Daniels-Midland Co. ) ,
19.29% , 04/30/25 .................. 3 160,599
Barclays Bank plc ( Mondelez International, Inc. ) ,
21.34% , 04/30/25 .................. 5 339,735
BNP Paribas SA ( Tyson Foods, Inc. ) ,
14.67% , 05/07/25 .................. 4 224,398
724,732
Ground Transportation — 0.1%
(b)(e)
JPMorgan Structured Products BV ( Norfolk
Southern Corp. ) , 16.91% , 04/24/25 ....... 1 168,660
Mizuho Markets Cayman LP ( Uber Technologies,
Inc. ) , 13.51% , 05/09/25 ............... 9 645,818
Royal Bank of Canada ( Lyft, Inc. ) ,
29.75% , 05/06/25 .................. 9 108,220
Royal Bank of Canada ( Union Pacific Corp. ) ,
12.15% , 04/25/25 .................. 1 209,783
1,132,481

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Boston Scientific
Corp. ) , 13.89% , 04/24/25 ............. USD 3 $ 301,817
Mizuho Markets Cayman LP ( Dexcom, Inc. ) ,
16.05% , 04/01/25 .................. 4 247,154
Morgan Stanley & Co. LLC ( Dexcom, Inc. ) ,
34.05% , 04/25/25 .................. 4 274,840
Morgan Stanley & Co. LLC ( IDEXX Laboratories,
Inc. ) , 20.80% , 05/01/25 ............... 1 218,362
Morgan Stanley & Co. LLC ( Intuitive Surgical,
Inc. ) , 20.86% , 04/23/25 ............... 1 266,079
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.30% , 05/01/25 ..... 1 105,967
1,414,219
Health Care Providers & Services — 0.3%
(b)(e)
BMO Capital Markets Corp. ( Cardinal Health,
Inc. ) , 18.26% , 05/02/25 ............... 3 341,017
BNP Paribas SA ( Elevance Health, Inc. ) ,
22.94% , 04/22/25 .................. 1 571,034
BNP Paribas SA ( Quest Diagnostics, Inc. ) ,
20.69% , 04/22/25 .................. 2 329,340
BNP Paribas SA ( UnitedHealth Group, Inc. ) ,
22.73% , 04/16/25 .................. 1 624,154
Societe Generale SA ( McKesson Corp. ) ,
11.71% , 05/08/25 .................. —
(n)
220,098
2,085,643
Health Care Technology — 0.0%
Royal Bank of Canada ( Veeva Systems, Inc. ) ,
18.47% , 04/22/25
(b) (e)
................ 1 211,499
Hotels, Restaurants & Leisure — 0.4%
(b)(e)
BMO Capital Markets Corp. ( Chipotle Mexican
Grill, Inc. ) , 20.53% , 04/23/25 ........... 4 185,421
BMO Capital Markets Corp. ( Las Vegas Sands
Corp. ) , 29.80% , 04/17/25 ............. 4 175,570
BMO Capital Markets Corp. ( Wynn Resorts Ltd. ) ,
22.87% , 04/01/25 .................. 4 305,654
BNP Paribas SA ( Airbnb, Inc. ) , 23.23% , 05/08/25 1 162,550
BNP Paribas SA ( Brinker International, Inc. ) ,
44.23% , 04/29/25 .................. 1 169,278
Canadian Imperial Bank of Commerce ( Hilton
Worldwide Holdings, Inc. ) , 18.00% , 04/25/25 1 215,888
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
36.40% , 04/25/25 .................. —
(n)
82,121
JPMorgan Structured Products BV ( Starbucks
Corp. ) , 17.48% , 04/30/25 ............. 3 328,413
Morgan Stanley & Co. LLC ( Papa John's
International, Inc. ) , 38.91% , 04/14/25 ..... 3 120,695
Morgan Stanley & Co. LLC ( Wynn Resorts Ltd. ) ,
31.32% , 05/07/25 .................. 4 330,198
Royal Bank of Canada ( Airbnb, Inc. ) ,
13.28% , 04/01/25 .................. 1 162,791
Royal Bank of Canada ( MGM Resorts
International ) , 22.42% , 05/02/25 ......... 3 102,243
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.90% , 05/01/25 .................. —
(n)
199,956
Societe Generale SA ( Expedia Group, Inc. ) ,
19.30% , 05/05/25 .................. 1 159,564
UBS AG ( McDonald's Corp. ) , 9.90% , 05/01/25 . 1 277,565
2,977,907
Household Durables — 0.0%
Toronto-Dominion Bank (The) ( Mohawk
Industries, Inc. ) , 25.60% , 04/28/25
(b) (e)
..... 1 110,430
Security
Par (000)
Par (000) Value
Household Products — 0.1%
(b)(e)
Citigroup, Inc. ( Kimberly-Clark Corp. ) ,
12.80% , 04/23/25 .................. USD 2 $ 272,203
Royal Bank of Canada ( Procter & Gamble Co.
(The) ) , 13.76% , 04/24/25 ............. 2 422,761
694,964
Industrial REITs — 0.0%
Morgan Stanley & Co. LLC ( Prologis, Inc. ) ,
21.77% , 04/17/25
(b) (e)
................ 2 253,099
Insurance — 0.3%
(b)(e)
Barclays Bank plc ( Travelers Cos., Inc. (The) ) ,
20.16% , 04/17/25 .................. 1 277,515
JPMorgan Structured Products BV ( Progressive
Corp. (The) ) , 17.75% , 04/11/25 ......... 1 336,532
Morgan Stanley & Co. LLC ( Chubb Ltd. ) ,
10.34% , 04/24/25 .................. 1 221,641
Royal Bank of Canada ( Arthur J Gallagher &
Co. ) , 14.56% , 04/25/25 ............... 1 254,387
Royal Bank of Canada ( W R Berkley Corp. ) ,
13.32% , 04/23/25 .................. 4 288,506
Societe Generale SA ( Allstate Corp. (The) ) ,
14.83% , 05/02/25 .................. 2 328,297
Societe Generale SA ( Aon plc ) , 11.24% , 04/25/25 1 246,922
1,953,800
Interactive Media & Services — 0.4%
(b)(e)
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
14.90% , 04/25/25 .................. 1 207,306
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
22.53% , 04/24/25 .................. 3 1,867,966
Goldman Sachs International ( Alphabet, Inc. ) ,
10.21% , 04/28/25 .................. 9 1,381,566
3,456,838
IT Services — 0.1%
(b)(e)
BNP Paribas SA ( International Business
Machines Corp. ) , 19.37% , 04/23/25 ...... 1 329,027
BNP Paribas SA ( Snowflake, Inc. ) ,
25.10% , 04/14/25 .................. 1 156,803
UBS AG ( Gartner, Inc. ) , 15.50% , 04/30/25 .... —
(n)
207,422
693,252
Leisure Products — 0.0%
Barclays Bank plc ( Hasbro, Inc. ) ,
20.17% , 04/24/25
(b) (e)
................ 1 74,333
Life Sciences Tools & Services — 0.1%
Citigroup, Inc. ( Thermo Fisher Scientific, Inc. ) ,
15.86% , 04/24/25
(b) (e)
................ 1 479,996
Machinery — 0.1%
(b)(e)
Barclays Bank plc ( Caterpillar, Inc. ) ,
14.53% , 04/28/25 .................. 1 400,191
BMO Capital Markets Corp. ( Parker-Hannifin
Corp. ) , 15.41% , 05/01/25 ............. —
(n)
108,626
508,817
Media — 0.1%
(b)(e)
Societe Generale SA ( Charter Communications,
Inc. ) , 18.61% , 04/25/25 ............... 1 221,712
UBS AG ( Comcast Corp. ) , 14.80% , 04/28/25 .. 9 325,905
547,617
Metals & Mining — 0.0%
(b)(e)
Canadian Imperial Bank of Commerce ( Nucor
Corp. ) , 31.00% , 04/22/25 ............. 2 257,623
Mizuho Markets Cayman LP ( Freeport-
McMoRan, Inc. ) , 28.02% , 04/23/25 ....... 3 112,517
370,140

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
(b)(e)
Mizuho Markets Cayman LP ( Exxon Mobil Corp. ) ,
14.00% , 04/25/25 .................. USD 2 $ 227,525
Mizuho Markets Cayman LP ( Marathon
Petroleum Corp. ) , 17.72% , 05/07/25 ...... 1 109,872
337,397
Passenger Airlines — 0.0%
Barclays Bank plc ( Alaska Air Group, Inc. ) ,
35.98% , 04/22/25
(b) (e)
................ 2 115,730
Pharmaceuticals — 0.3%
(b)(e)
Mizuho Markets Cayman LP ( Merck & Co., Inc. ) ,
19.22% , 04/25/25 .................. 6 544,272
Royal Bank of Canada ( Johnson & Johnson ) ,
8.26% , 04/15/25 ................... 2 326,350
Societe Generale SA ( Bristol-Myers Squibb Co. ) ,
25.65% , 04/25/25 .................. 5 274,771
Toronto-Dominion Bank (The) ( Eli Lilly & Co. ) ,
22.21% , 05/02/25 .................. 1 805,563
1,950,956
Professional Services — 0.0%
Canadian Imperial Bank of Commerce ( Automatic
Data Processing, Inc. ) , 13.30% , 05/02/25
(b) (e)
1 306,611
Real Estate Management & Development — 0.0%
JPMorgan Structured Products BV ( CBRE
Group, Inc. ) , 17.85% , 04/25/25
(b) (e)
....... 1 161,739
Semiconductors & Semiconductor Equipment — 0.4%
(b)(e)
Barclays Bank plc ( Broadcom, Inc. ) ,
30.94% , 04/22/25 .................. 3 483,222
Goldman Sachs International ( QUALCOMM,
Inc. ) , 13.25% , 05/02/25 ............... 3 411,370
Mizuho Markets Cayman LP ( Intel Corp. ) ,
39.07% , 04/25/25 .................. 17 393,469
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.31% , 04/14/25 .................. 15 1,656,815
Societe Generale SA ( KLA Corp. ) ,
20.41% , 04/25/25 .................. —
(n)
236,794
Toronto-Dominion Bank (The) ( Lam Research
Corp. ) , 33.86% , 04/24/25 ............. 3 211,485
3,393,155
Software — 0.8%
(b)(e)
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
13.37% , 05/07/25 .................. 1 402,879
BMO Capital Markets Corp. ( Fair Isaac Corp. ) ,
22.78% , 04/25/25 .................. —
(n)
216,640
BNP Paribas SA ( Microsoft Corp. ) ,
9.94% , 04/25/25 ................... 6 2,301,136
BNP Paribas SA ( Roper Technologies, Inc. ) ,
11.88% , 04/25/25 .................. 1 419,812
BNP Paribas SA ( Salesforce, Inc. ) ,
12.44% , 04/14/25 .................. —
(n)
97,423
Goldman Sachs International ( ServiceNow, Inc. ) ,
14.00% , 04/25/25 .................. 1 713,002
JPMorgan Structured Products BV ( Docusign,
Inc. ) , 25.55% , 04/28/25 ............... 3 207,379
Mizuho Markets Cayman LP ( Zscaler, Inc. ) ,
21.82% , 04/22/25 .................. 1 215,798
Morgan Stanley & Co. LLC ( Intuit, Inc. ) ,
16.09% , 04/14/25 .................. —
(n)
274,099
Morgan Stanley & Co. LLC (Palo Alto Networks,
Inc.)
15.94% , 04/01/25 .................. 1 234,925
22.97% , 05/20/25 .................. 2 272,169
Morgan Stanley & Co. LLC ( Workday, Inc. ) ,
16.65% , 04/14/25 .................. 1 241,415
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada ( Oracle Corp. ) ,
24.35% , 04/25/25 .................. USD 3 $ 386,325
5,983,002
Specialized REITs — 0.0%
Royal Bank of Canada ( Crown Castle, Inc. ) ,
12.97% , 04/28/25
(b) (e)
................ 3 274,716
Specialty Retail — 0.1%
(b)(e)
Morgan Stanley & Co. LLC ( Home Depot, Inc.
(The) ) , 16.17% , 04/14/25 ............. 1 255,885
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
14.57% , 04/14/25 .................. —
(n)
103,620
Morgan Stanley & Co. LLC ( TJX Cos., Inc.
(The) ) , 9.68% , 04/14/25 .............. 2 269,587
Royal Bank of Canada ( Ross Stores, Inc. ) ,
15.75% , 04/22/25 .................. 1 129,337
Societe Generale SA ( Ulta Beauty, Inc. ) ,
21.03% , 04/28/25 .................. 1 222,869
981,298
Technology Hardware, Storage & Peripherals — 0.3%
(b)(e)
BMO Capital Markets Corp. ( Western Digital
Corp. ) , 31.42% , 04/25/25 ............. 4 158,580
Royal Bank of Canada ( Apple, Inc. ) ,
12.20% , 05/02/25 .................. 11 2,395,297
2,553,877
Tobacco — 0.1%
Societe Generale SA ( Philip Morris International,
Inc. ) , 9.68% , 04/24/25
(b) (e)
............. 4 620,259
Trading Companies & Distributors — 0.0%
Toronto-Dominion Bank (The) ( United Rentals,
Inc. ) , 27.57% , 04/24/25
(b) (e)
............ —
(n)
84,355
Wireless Telecommunication Services — 0.1%
JPMorgan Structured Products BV ( T-Mobile US,
Inc. ) , 17.63% , 04/25/25
(b) (e)
............ 2 395,540
Total Equity-Linked Notes — 6 .8%
(Cost: $ 55,662,442 ) ............................... 53,637,648
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 172 169,205
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(d)
................. 74 73,445
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(d)
.................. 313 311,044
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 558,776 ) ................................. 553,694
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 194 192,558
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 256 254,847

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... USD 420 $ 249,935
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 81 48,027
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 429 427,667
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 164 163,626
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 85 84,362
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.03% -
7.07%
,
02/26/32 ................... 114 112,712
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
0.00%
,
02/26/32 ................... 11 10,633
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 332 295,304
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 73 54,149
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 22 21,764
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 72 72,193
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 104 102,864
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , 0.00%
,
12/11/31 ........... 10 9,603
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 962 955,945
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 625 623,990
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 150 149,357
3,829,536
Automobile Components — 0.3%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 246 220,815
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 656 646,095
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 250 245,937
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 112 111,020
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
11/16/29 ................... 84 83,481
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... USD 417 $ 412,626
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 76 74,314
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 200 194,350
1,988,638
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31
(a) (d)
........... 197 195,926
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
01/24/29 ................... 454 231,722
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.40%
,
01/24/30 .................. 200 43,869
275,591
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(a)
.................. 411 409,899
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.69%
,
11/23/28
(d)
. 75 74,836
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 648 644,456
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ................... 31 15,764
735,056
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31
(d)
............ 142 141,645
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 41 41,283
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 492 487,161
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 168 165,089
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 516 490,099
1,325,277
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(o)
.............. 354 349,132
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 75 74,446

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ USD 333 $ 330,620
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 333 332,777
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 133 132,525
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
11/25/31 .............. 221 220,131
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 274 272,632
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 7.57%
,
09/15/31 ............ 243 240,295
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 322 317,686
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 123 122,181
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31
(d)
........... 23 22,828
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 168 166,684
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31
(d)
........... 153 152,081
2,734,018
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ 255 247,267
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 252 251,388
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 318 315,565
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............. 53 52,289
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ 311 305,534
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 361 360,258
Fortis 333, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.71%
,
02/06/32
(d)
.................. 109 108,046
HB Fuller Co., 1st Lien Term Loan B , 02/15/30
(o)
205 204,073
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 40 37,872
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31
(d)
............ USD 90 $ 84,150
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.35%
,
07/03/28 ............. 281 257,922
Minerals Technologies, Inc., 1st Lien Term Loan
B , 11/26/31
(d) (o)
.................... 190 189,051
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(o)
............... 332 329,869
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 208 207,355
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.34%
,
06/23/31 ........ 347 340,706
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 12.32%
,
06/23/25 ... 14 14,049
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 .. 121 105,237
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 87 86,783
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.04%
,
12/14/27 ................... 48 47,604
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 251 248,837
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 244 241,297
4,035,152
Commercial Services & Supplies — 0.7%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.08%
,
10/24/30
(d)
....... 51 50,569
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 751 750,208
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/06/28 ............. 81 80,549
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
06/24/30 ............. 451 450,732
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
09/06/27
(o)
....................... 241 240,417
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.16%
,
03/05/32 ........ 138 136,910
Citrin Cooperman Advisors LLC, Delayed Draw
1st Lien Term Loan , 0.00%
,
03/05/32 ..... 9 8,833
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 132 132,810
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 778 772,314

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/01/29 ............. USD 175 $ 174,474
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.06%
,
06/02/31 ............ 109 108,011
Grant Thornton Advisors LLC, Delayed Draw 1st
Lien Term Loan , 0.00%
,
06/02/31 ........ 3 2,999
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 73 73,199
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 262 216,602
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
09/26/31 ............. 91 90,559
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 445 444,444
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 60 59,253
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.06%
,
03/08/32 ... 275 271,414
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(d)
............ 391 388,357
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57% , 11/30/28 ............ 169 168,055
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81% , 11/30/28 ............ 27 27,246
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57% , 11/30/28 ............ 13 13,135
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81% , 11/30/28 ............ 2 1,496
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 9 8,877
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 111 109,806
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 47 46,780
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. 338 334,699
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27 ................... 102 95,767
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 211 210,291
5,468,806
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... USD 162 $ 161,707
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 72 67,000
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 41 37,544
266,251
Construction & Engineering — 0.2%
(a)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... 254 253,727
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 600 566,267
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 66 65,533
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.57%
,
12/15/28 ............. 120 118,580
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 190 190,166
1,194,273
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 302 300,923
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 90 86,063
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 169 157,236
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
04/14/31 ............. 259 255,810
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. 164 162,253
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 223 220,268
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29
(d)
.. 35 34,808
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 46 45,583
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 587 568,518
1,831,462

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... USD 56 $ 55,681
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 11/22/28 ............ 41 41,296
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 10/03/31 ........... 200 199,979
296,956
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.31%
,
11/29/30 ............ 669 668,197
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 244 243,134
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.56%
,
03/26/32 ... 246 244,415
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan , 0.00%
,
03/26/32 . 4 4,273
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 154 153,239
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 29 28,597
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
03/04/32 ............ 55 55,217
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 108 104,480
1,501,552
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
10/28/27
(a)
.................. 205 171,836
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/24/28 .... 282 280,992
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 76 75,827
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
08/11/28 ................... 16 15,619
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
07/25/30 ............. 155 153,388
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/26/31 ............. 117 116,611
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 145 144,754
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 159 158,198
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. USD 91 $ 90,166
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 344 338,028
1,373,583
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(a)
............ 202 201,262
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26
(d)
.................. 81 74,138
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 84 73,922
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 68 67,081
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 529 521,890
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 7 7,126
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 176 169,233
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 178 170,764
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
09/01/28 ................... 86 74,497
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 221 188,455
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 44 43,085
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 828 768,899
2,159,090
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
05/30/31 ............ 59 58,631
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.04%
,
04/16/31 ................... 219 218,910
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. 221 219,721
497,262
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan
(a)
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.80% , 06/23/28 ........... 297 295,278

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
(12-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.63% , 06/24/30 ........... USD 167 $ 165,914
461,192
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31 ................... 276 275,251
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 320 319,234
594,485
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 71 70,712
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%
,
07/22/30 ............. 185 182,554
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
10/01/31 ............. 579 577,297
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
09/30/31 ............. 370 368,877
Liberty Media Corp., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
0.00%
,
08/01/31 ................... 187 186,926
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 240 239,438
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 304 291,689
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82% 08/19/26 .................... 145 134,315
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.19%
,
03/13/28 ........ 221 218,756
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 442 440,509
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
01/24/31 ............. 577 574,627
3,214,988
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
12/21/28 ........ 220 217,507
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , 02/13/32
(o)
......... 165 163,007
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 136 135,406
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 429 427,827
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 594 592,113
Security
Par (000)
Par (000) Value
Financial Services (continued)
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. USD 835 $ 828,799
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 305 301,207
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 167 165,644
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.08%
,
04/09/27 ............ 468 443,252
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 129 123,203
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 24 23,943
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 60 58,715
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 402 398,735
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 443 441,338
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 55 54,519
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... 100 99,000
4,474,215
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... 552 551,998
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 6.50%),
10.80%
,
03/31/32 .................. 13 12,548
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ........ 104 103,730
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.56%
,
03/31/28 ................... 178 177,052
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
01/29/32 ............. 391 389,883
1,235,211
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (US Prime Rate at 0.50% Floor +
3.50%), 11.00%
,
09/19/29 ............. 43 42,831
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.13%
,
03/25/32 ........ 107 106,666
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 85 84,820
234,317

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27
(a)
............ USD 125 $ 121,589
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31
(a)
............ 798 790,289
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28
(a)
.................. 195 149,772
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28
(a)
.................. 38 29,308
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
12.32% 08/20/29 ................... 30 12,047
1,103,005
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 454 452,133
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 126 125,030
577,163
Health Care Providers & Services — 0.5%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 134 134,178
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 253 251,046
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 6.57%
,
07/26/31
(d)
........... 61 60,695
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
08/01/29 ............. 248 247,617
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
11/01/28 .............. 364 362,643
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
08/31/28 ............. 23 23,041
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 9.00%
,
11/30/28 .............. 115 88,586
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
11/30/28
(c) (d) (h)
.......... 6 1,481
Ingenovis Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.82%
,
03/06/28 ............. 65 26,835
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.89%
,
11/01/28 ............ 39 25,197
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.39%
,
11/01/29
(d)
.......... 110 55,000
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
10/23/28 ................... 1,504 1,500,061
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.69%
,
10/27/28 ............. 413 414,111
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ USD 93 $ 91,758
Raven Acquisition Holdings LLC, Delayed Draw
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 0.00%), 0.00%
,
11/19/31 .. 7 6,824
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 302 301,663
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
08/01/31 ................... 86 86,282
3,677,018
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 733 722,842
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31
(d)
.................. 500 489,065
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 325 304,264
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 153 152,582
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.30%
,
06/02/28 ................... 444 424,388
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29 ............. 86 85,952
2,179,093
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... 379 375,270
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.94% , 03/11/30 ............ 36 35,729
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.94% , 03/11/30 ........... 32 31,218
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30 ............. 167 167,007
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28 ............. 236 209,693
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 82 81,385
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 732 726,431
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 08/09/27 ........... 64 63,546
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 10/18/28 ........... 110 109,759
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 110 109,019

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/04/32 ............. USD 167 $ 165,853
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 712 700,243
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 576 572,314
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. 496 495,619
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(o)
.................. 144 141,410
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28 ............ 29 28,607
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 364 363,149
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... 281 279,439
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 303 301,539
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 69 39,555
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 218 217,297
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
01/05/29 ............. 37 37,065
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30%
,
04/04/29 ............ 152 150,630
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31 ... 128 127,362
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
05/01/31 ........ 125 124,555
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 443 440,237
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
08/03/28 ................... 455 452,539
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 350 349,384
6,895,854
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.81%
,
05/17/28 ............. 63 40,931
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 436 415,101
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. USD 30 $ 29,705
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 276 225,978
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , 0.00%
,
12/19/29 ........... 39 39,607
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.82% - 6.84%
,
10/24/31 .. 95 94,624
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 280 270,541
1,116,487
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 286 284,613
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 128 127,273
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 143 143,127
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 106 105,414
660,427
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
10/18/31 ............. 60 59,500
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(o)
....................... 353 349,629
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 520 514,827
923,956
Insurance — 0.8%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 1,270 1,261,496
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 582 576,431
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.29%
,
12/29/31 ............ 388 383,621
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 781 781,525
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
05/27/31 ................... 389 387,354
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.79%
,
06/20/30 ............. 904 899,343

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
03/15/30 ................... USD 166 $ 163,910
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/15/31 ............. 386 383,933
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 499 495,281
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 335 331,661
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 502 496,513
6,161,068
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(a)
............ 339 333,764
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 221 218,497
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 55 55,284
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
07/30/27 ................... 302 299,544
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 69 65,156
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 129 119,185
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 574 491,352
Clearwater Analytics LLC, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
02/09/32
(d)
............ 111 110,445
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 571 569,183
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 101 101,165
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
05/30/31 ........ 401 398,487
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 141 139,767
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(c) (h)
......... 67 17,626
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 1 1,019
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 17 8,496
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. USD 419 $ 413,529
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 64 62,176
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 94 91,377
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 309 306,596
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 0.00%
,
10/28/30 ........ 55 54,702
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.42%
,
10/28/30 ... 42 41,877
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.31%
,
07/16/31 ............ 276 274,149
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 757 754,016
4,593,628
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28
(d)
........... 30 25,484
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28 ............. 49 49,130
74,614
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 8 7,872
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 19 17,406
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 45 45,400
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 11 11,312
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 198 188,799
270,789
Machinery — 0.7%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
07/31/28 ............. 504 498,891
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 258 258,098
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.81%
,
03/15/30 ................... 82 81,784

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(d)
............ USD 56 $ 56,099
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. 554 552,672
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.06%
,
06/12/31 ............ 100 99,500
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 648 644,701
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , 11/02/28
(o)
........... 149 148,686
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... 553 545,857
03/29/32
(d) (o)
...................... 276 273,240
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 75 75,385
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 187 185,539
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 300 299,045
TK Elevator Midco GmbH, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
04/30/30 ............. 445 443,492
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.74%
,
04/30/30 ............. 801 798,431
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 443 441,534
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 98 46,391
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 269 266,199
5,715,544
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 261 233,848
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
12/09/30 ... 85 84,791
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
12/15/31 ... 148 147,327
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 48 47,499
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 371 348,467
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
08/02/27 ............. 19 18,758
Security
Par (000)
Par (000) Value
Media (continued)
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ USD 58 $ 58,220
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
01/27/32 ............. 651 649,783
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(d)
.................. 62 61,459
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 35 33,543
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 122 121,917
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.90%
,
11/13/31 ........ 416 414,960
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 78 75,934
2,296,506
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 513 507,357
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. 70 69,541
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 423 417,300
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.30%
,
10/04/30 ............ 18 18,196
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 144 143,640
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.29%
,
10/30/28 ............. 48 41,331
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 267 266,080
956,088
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28 ............. 136 138,809
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 361 355,775
American Airlines, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 ........... 128 126,310
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 358 351,478
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 202 198,779

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
JetBlue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. USD 125 $ 121,184
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
02/24/31 ............. 214 213,010
1,505,345
Personal Care Products — 0.0%
Opal US LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.25%), 0.00%
,
03/31/32
(a)
... 320 318,400
Pharmaceuticals — 0.2%
(a)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. 335 321,600
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 197 199,721
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 190 189,603
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 199 198,622
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 355 354,743
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31
(d)
.................. 201 197,551
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 152 151,451
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.43%
,
11/18/27 ............ 48 47,750
1,661,041
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 277 276,870
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 283 273,375
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.94%
,
06/04/29 ........... 115 110,807
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 334 327,326
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 553 551,044
Dayforce, Inc., 1st Lien Term Loan B ,
03/01/31
(d) (o)
...................... 432 429,659
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 833 830,358
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 104 103,832
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.29%
,
07/31/30 ............. USD 99 $ 82,449
Trans Union LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 501 498,849
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 219 218,194
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 198 196,743
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 361 359,853
4,259,359
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
01/31/30
(a)
.. 41 40,743
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 ................... 179 178,973
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 387 386,187
565,160
Software — 1.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. 590 589,963
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.79%
,
08/15/29 ............. 188 162,154
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 471 462,249
Capstone Borrower, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
06/17/30 ............. 173 171,812
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 532 530,806
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 497 491,612
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 759 751,220
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 318 312,924
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 83 78,885
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(d)
............ 719 710,012
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
06/26/31 ............. 106 101,807

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. USD 497 $ 495,496
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 87 88,160
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 110 109,057
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 574 570,753
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 02/13/32 ........... 87 86,065
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 792 782,411
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28 ................... 384 383,441
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32
(d)
.................. 467 464,959
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 428 407,367
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 153 144,812
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 104 94,804
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 28 27,456
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 553 550,983
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
04/24/28 ................... 335 330,212
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 33 31,621
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 152 148,136
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 19 18,041
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 8 7,987
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 46 44,513
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.00%), 6.31%
,
05/09/31 ............. 612 611,008
Thunder Generation Funding LLC, 1st Lien Term
Loan , 09/26/31
(o)
................... 154 154,157
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
02/10/31 ................... 796 794,061
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/20/28 ............. 21 20,960
Security
Par (000)
Par (000) Value
Software (continued)
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
04/14/31 ................... USD 533 $ 532,373
11,262,277
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.81% - 6.82%
,
04/23/31 .. 168 166,962
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.31%
,
05/04/28 ... 344 341,287
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 136 133,526
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 71 67,700
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... 50 48,014
757,489
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/19/28 ............. 135 134,717
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 263 262,817
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 418 415,438
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.32%
,
01/29/31 ............ 424 384,837
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 50 49,817
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
05/13/30 ............. 75 75,123
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
06/29/29
(d)
............ 84 50,256
1,373,005
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
09/23/31 ................... 648 642,552
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 322 319,605
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor +2.50% at 0.50% Floor + 2.50%), 6.79%
- 6.82%
,
07/01/31 .................. 407 404,394
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(d)
................. 121 120,606
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 31 30,824
1,517,981

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ USD 82 $ 76,754
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 372 371,290
448,044
Total Floating Rate Loan Interests — 13 .1%
(Cost: $ 104,402,238 ) .............................. 102,527,751
Foreign Agency Obligations
Mexico — 0.7%
Petroleos Mexicanos
6.88% , 08/04/26 ................... 2,221 2,209,007
6.50% , 01/23/29 ................... 1,534 1,441,423
5.95% , 01/28/31 ................... 131 110,950
6.70% , 02/16/32 ................... 1,500 1,316,100
5,077,480
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.25%
,
07/17/34
(b)
..... 375 376,688
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 5,342,560 ) ............................... 5,454,168
Foreign Government Obligations
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 ................... 200 198,400
3.50% , 02/12/34 ................... 517 424,199
622,599
Peru — 0.0%
Republic of Peru , 5.38%
,
02/08/35 ......... 415 406,285
Total Foreign Government Obligations — 0 .1%
(Cost: $ 1,048,544 ) ............................... 1,028,884
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ......................... 4,748,824 45,208,802
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 886,893 8,452,088
BlackRock High Equity Income Fund, Class K
Shares .......................... 1,318,568 36,999,015
BlackRock Mortgage-Backed Securities Fund,
Class K Shares .................... 7,690,320 60,907,334
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(q)
...................... 284,261 14,886,748
iShares Core Dividend Growth ETF ........ 239,517 14,797,360
Total Investment Companies — 23 .2%
(Cost: $ 187,717,030 ) .............................. 181,251,347
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............... 668 641,005
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(j)
........................ 281 283,548
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
. USD 209 $ 207,862
Series 2022-9, Class A1, 6.79%, 12/25/67
(j)
. 547 549,917
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a)
.......... 106 86,889
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
.................. 739 727,464
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
........... 699 681,651
MFA Trust
(j)
Series 2022-CHM1, Class A1, 4.88%,
09/25/56 ...................... 590 573,008
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ...................... 304 299,589
Mill City Mortgage Loan Trust
(j)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ...................... 117 117,157
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ...................... 178 178,237
OBX Trust
(j)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ...................... 292 290,173
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ...................... 148 148,476
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ...................... 965 967,468
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
.................. 745 742,136
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(j)
............ 874 871,022
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(j)
....... 892 852,421
Verus Securitization Trust
(j)
Series 2022-3, Class A1, 4.13%, 02/25/67 .. 534 504,647
Series 2022-INV2, Class A1, 6.79%, 10/25/67 731 733,138
9,455,808
Commercial Mortgage-Backed Securities — 3.0%
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 1,080 1,095,266
Series 2024-MAR, Class C, 7.01%, 12/10/41 770 795,559
BHMS, Series 2018-ATLS, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%), 5.87%,
07/15/35
(a) (b)
...................... 1,160 1,159,058
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(a) (b)
. 520 522,261
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 5.48%,
09/15/38
(a) (b)
...................... 400 398,510
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 714,315
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39
(a)
..................... 1,155 1,155,000
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39
(a)
................ 319 318,026
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37
(a)
................ 1,038 1,034,567
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 301 290,020
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class A, (1-mo. CME Term SOFR
at 2.59% Floor + 2.59%), 6.91%, 08/15/36
(a) (b)
370 369,205

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (b)
................. USD 200 $ 198,500
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(a) (b)
...................... 1,400 1,400,875
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(a) (b)
........... 640 638,600
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39
(a) (b)
...................... 770 769,519
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.13%, 08/15/39
(a) (b)
................. 370 370,686
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class A, (1-mo. CME Term SOFR
at 0.89% Floor + 1.00%), 5.32%, 11/15/36
(a) (b)
400 396,117
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.16%, 10/15/41
(a) (b)
................. 770 773,371
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 05/15/37
(a) (b)
. 770 769,519
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 770 779,944
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.94%, 06/15/39
(a) (b)
. 770 769,519
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (b)
. 930 928,836
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.91%, 06/15/39
(a) (b)
................. 1,220 1,216,950
LoanCore LLC, Series 2025-CRE8, Class A,
(1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a) (b)
........... 630 628,354
Morgan Stanley Capital I, Series 2017-HR2,
Class B, 4.06%, 12/15/50
(a)
............ 990 953,253
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 833 873,077
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (b)
................. 442 443,232
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (b)
................. 790 789,506
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(a) (b)
................. 600 598,499
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/41
(a) (b)
........... 380 380,237
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 10/15/41
(a) (b)
................. 770 770,000
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(a) (b)
. 770 768,075
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... USD 510 $ 513,434
23,581,890
Total Non-Agency Mortgage-Backed Securities — 4 .2%
(Cost: $ 32,808,425 ) ............................... 33,037,698
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (d) (h)
......................... 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Electric Utilities — 0.1%
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a) (i)
........... 663 634,528
Total Capital Trusts — 0 .1%
(Cost: $ 624,305 ) ................................. 634,528
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 290 13,973
Commercial Services & Supplies — 0.0%
(c)
Veritas Newco ....................... 171 3,934
Veritas Newco, Series G-1 ............... 118 2,718
6,652
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 13 2,995
Total Preferred Stocks — 0.0%
(Cost: $ 29,997 ) ................................. 23,620
Total Preferred Securities — 0 .1%
(Cost: $ 654,302 ) ................................. 658,148
Rights
Electric Utilities — 0.0%
Elia Group SA ( Expires 04/03/25 , Strike Price
EUR 61.88 )
(c)
..................... 171 834
Total Rights — 0.0%
(Cost: $ — ) ..................................... 834

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(c) (d)
394 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 92.3%
(Cost: $ 727,210,667 ) .............................. 722,151,959
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.2%
(p)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(t)
................... 2,551,244 $ 2,552,520
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 77,147,980 77,147,980
Total Short-Term Securities — 10 .2%
(Cost: $ 79,700,500 ) ............................... 79,700,500
Total Investments — 102 .5%
(Cost: $ 806,911,167 ) .............................. 801,852,459
Liabilities in Excess of Other Assets — (2.5) % ............. (19,818,395)
Net Assets — 100.0% ...............................
$ 782,034,064
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $296,544, representing less than 0.05% of its net assets as of period end, and an original cost of $240,427.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Perpetual security with no stated maturity date.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Convertible security.
(l)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,552,520
(a)
$ — $ — $ — $ 2,552,520 2,551,244 $ 15
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 57,838,901 19,309,079
(a)
— — — 77,147,980 77,147,980 644,030 —
BlackRock Allocation Target
Shares - BATS Series A .. 44,971,360 — — — 237,442 45,208,802 4,748,824 660,893 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 24,027,867 355,565 (15,636,965) (163,899) (130,480) 8,452,088 886,893 355,602 —
BlackRock High Equity Income
Fund, Class K Shares ... 36,051,261 752,170 — — 195,584 36,999,015 1,318,568 752,232 —
BlackRock Mortgage-Backed
Securities Fund, Class K
Shares .............. 59,136,243 626,555 — (3) 1,144,539 60,907,334 7,690,320 626,586 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 14,855,224 — — 31,524 14,886,748 284,261 — —
iShares Core Dividend Growth
ETF ................ 13,525,777 11,995,061 (10,960,166) 245,733 (9,045) 14,797,360 239,517 74,473 —
$ 81,831 $ 1,469,564 $ 260,951,847 $ 3,113,831 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
JPY Currency ............................................................ 176 06/16/25 $ 14,782 $ (299,926)
U.S. Treasury 10-Year Note ................................................... 2,887 06/18/25 321,675 5,000,133
4,700,207
Short Contracts
GBP Currency ............................................................ 127 06/16/25 10,248 3,348
Russell 2000 E-Mini Index .................................................... 182 06/20/25 18,447 (131,035)
S&P 500 E-Mini Index ....................................................... 11 06/20/25 3,109 58,766
(68,921)
$ 4,631,286
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 1,460 $ (80,368) $ (113,890) $ 33,522
Markit CDX North American Emerging Markets
Investment Grade Index Series 43.V1 .... 1 .00 Quarterly 06/20/30 USD 3,000 (18,410) (18,900) 490
Markit CDX North American Emerging Markets
Investment Grade Index Series 43.V1 .... 1 .00 Quarterly 06/20/30 USD 1,937 (11,667) (11,349) (318)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 12,454 (229,036) (245,353) 16,317
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 5,532 (101,200) (105,149) 3,949
$ (440,681) $ (494,641) $ 53,960
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 170 $ 3,007 $ 2,468 $ 539
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 380 6,206 6,409 (203)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 730 38,856 37,849 1,007
$ 48,069 $ 46,726 $ 1,343
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Bank of America NA 06/20/29 BBB USD 39 $ 637 $ 529 $ 108
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 2,972 2,237 735
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 637 531 106
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 801 603 198
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 390 6,898 5,676 1,222
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 7,313 7,444 (131)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,789 4,957 (168)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,411 4,467 (56)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 10,208 10,572 (364)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,411 4,438 (27)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 11,595 11,937 (342)
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,133 4,242 (109)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 2,379 1,493 886
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 754 386 368
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 494 296 198
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 754 545 209
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 494 328 166
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 61 793 526 267
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 41 533 246 287
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 1,817 1,811 6
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,305 1,248 57
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 45,793 38,414 7,379
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,470 1,414 56
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,434 2,544 (110)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 7,121 7,424 (303)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 1,829 1,913 (84)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,009 2,143 (134)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 12,560 12,338 222
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 78 1,579 1,083 496
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 110 2,227 1,728 499
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 201 4,070 3,080 990
Markit CDX North American
Investment Grade Index
Series 43.V1 0-3% ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 10 (2,957) (2,594) (363)
Markit CDX North American
Investment Grade Index
Series 43.V1 0-3% ... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB+ USD 31 (9,165) (8,043) (1,122)
Markit CDX North American
Investment Grade Index
Series 43.V1 3-7% ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 20 (1,076) (761) (315)
Markit CDX North American
Investment Grade Index
Series 43.V1 3-7% ... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB+ USD 62 (3,336) (2,358) (978)
Ally Financial, Inc. ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BBB- USD 451 67,393 67,393 —
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 138 562 — 562
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 336 1,368 — 1,368
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 260 34,521 33,354 1,167
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 30 3,983 3,849 134

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly Bank of America NA 06/20/30 BB- USD 20 $ 2,655 $ 2,519 $ 136
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 20 2,655 2,539 116
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 20 2,655 2,504 151
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 30 3,983 3,888 95
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 30 3,983 4,124 (141)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 20 (191) (191) —
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 110 (1,010) (1,000) (10)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 90 (977) (453) (524)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 20 (184) (128) (56)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB USD 20 (183) 90 (273)
$ 253,899 $ 241,325 $ 12,574
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 300 $ (1,547) $ (1,445) $ (102)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 1,625 39,475 (6,063) 45,538
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 1,500 (5,343) (7,103) 1,760
iBoxx USD Liquid
Investment Grade
Total Return Index . At Termination 1-day SOFR Quarterly Bank of America NA 06/20/25 USD 42 40 413 (373)
iBoxx USD Liquid
Investment Grade
Total Return Index . At Termination 1-day SOFR Quarterly
Goldman Sachs
International 06/20/25 USD 303 125 3,005 (2,880)
iBoxx USD Liquid
Investment Grade
Total Return Index . At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 813 460 8,066 (7,606)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 (5,927) (10,218) 4,291
$ 27,283 $ (13,345) $ 40,628

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 69,180,579 $ — $ 69,180,579
Common Stocks
Aerospace & Defense .................................... 1,304,377 834,322 — 2,138,699
Banks ............................................... 1,992,390 1,869,171 — 3,861,561
Beverages ........................................... 1,462,552 — — 1,462,552
Biotechnology ......................................... 1,357,899 — — 1,357,899
Broadline Retail ........................................ — — — —
Building Products ....................................... 1,053,683 175,490 — 1,229,173
Capital Markets ........................................ 3,225,330 64,003 — 3,289,333
Chemicals ............................................ 184,851 1,262,246 — 1,447,097
Commercial Services & Supplies ............................. 693,507 36,152 — 729,659
Communications Equipment ................................ 88,430 — — 88,430
Construction & Engineering ................................ 29,015 344,111 — 373,126
Construction Materials .................................... — 141,084 — 141,084
Consumer Finance ...................................... 156,350 — — 156,350
Consumer Staples Distribution & Retail ........................ 1,768,479 — — 1,768,479
Containers & Packaging .................................. 307,521 — — 307,521
Distributors ........................................... 139,442 — — 139,442
Diversified REITs ....................................... 197,570 437,834 — 635,404
Diversified Telecommunication Services ........................ 751,362 1,004,413 — 1,755,775
Electric Utilities ........................................ 236,557 50,301 — 286,858
Electrical Equipment ..................................... 1,057,829 48,622 — 1,106,451
Electronic Equipment, Instruments & Components ................. 326,649 — — 326,649
Energy Equipment & Services .............................. 1,102,099 — — 1,102,099
Financial Services ...................................... 727,806 — 270,344 998,150
Ground Transportation ................................... 824,950 116 — 825,066
Health Care Equipment & Supplies ........................... 99,613 — — 99,613
Health Care Providers & Services ............................ 2,365,404 28,341 — 2,393,745
Health Care REITs ...................................... 915,396 299,092 — 1,214,488
Hotel & Resort REITs .................................... — 91,500 — 91,500
Hotels, Restaurants & Leisure .............................. 166,045 — — 166,045
Household Durables ..................................... — 719,876 — 719,876

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ 565,011 $ — $ — $ 565,011
Independent Power and Renewable Electricity Producers ............ 8,048 — — 8,048
Industrial Conglomerates .................................. — 90,300 — 90,300
Industrial REITs ........................................ 851,489 505,663 — 1,357,152
Insurance ............................................ 1,214,922 1,099,363 — 2,314,285
Interactive Media & Services ............................... 3,221,726 — — 3,221,726
IT Services ........................................... 1,583,766 104,164 — 1,687,930
Machinery ............................................ 2,410,411 1,112,586 — 3,522,997
Media ............................................... 141,030 58,596 — 199,626
Metals & Mining ........................................ 23,796 51,411 — 75,207
Multi-Utilities .......................................... 1,448,404 45,133 — 1,493,537
Office REITs .......................................... 305,043 — — 305,043
Oil, Gas & Consumable Fuels ............................... 1,341,261 1,181,969 — 2,523,230
Pharmaceuticals ....................................... — 3,906,330 — 3,906,330
Professional Services .................................... 306,517 1,408,322 — 1,714,839
Real Estate Management & Development ....................... — 518,670 — 518,670
Residential REITs ....................................... 468,460 167,093 — 635,553
Retail REITs .......................................... 776,244 291,987 — 1,068,231
Semiconductors & Semiconductor Equipment .................... 4,066,471 1,830,594 — 5,897,065
Software ............................................. 5,230,129 — — 5,230,129
Specialized REITs ...................................... 2,137,410 190,417 — 2,327,827
Specialty Retail ........................................ 1,253,684 — — 1,253,684
Technology Hardware, Storage & Peripherals .................... 1,220,132 — — 1,220,132
Textiles, Apparel & Luxury Goods ............................ — 1,026,764 — 1,026,764
Trading Companies & Distributors ............................ — 86,541 — 86,541
Transportation Infrastructure ............................... — — 32,775 32,775
Corporate Bonds
Aerospace & Defense .................................... — 6,358,774 — 6,358,774
Air Freight & Logistics .................................... — 90,842 — 90,842
Automobile Components .................................. — 938,684 — 938,684
Automobiles .......................................... — 404,827 — 404,827
Banks ............................................... — 40,975,013 — 40,975,013
Beverages ........................................... — 255,259 — 255,259
Biotechnology ......................................... — 744,495 — 744,495
Building Products ....................................... — 68,370 — 68,370
Capital Markets ........................................ — 21,658,536 — 21,658,536
Chemicals ............................................ — 1,257,334 — 1,257,334
Commercial Services & Supplies ............................. — 137,245 — 137,245
Communications Equipment ................................ — 780,032 — 780,032
Consumer Finance ...................................... — 12,473,796 — 12,473,796
Containers & Packaging .................................. — 1,857,003 — 1,857,003
Diversified REITs ....................................... — 3,393,021 — 3,393,021
Diversified Telecommunication Services ........................ — 1,087,818 — 1,087,818
Electric Utilities ........................................ — 15,017,433 — 15,017,433
Entertainment ......................................... — 44,971 — 44,971
Financial Services ...................................... — 2,630,991 — 2,630,991
Food Products ......................................... — 2,169,257 — 2,169,257
Gas Utilities ........................................... — 68,088 — 68,088
Ground Transportation ................................... — 2,148,401 — 2,148,401
Health Care Equipment & Supplies ........................... — 3,481,261 — 3,481,261
Health Care Providers & Services ............................ — 7,543,696 — 7,543,696
Health Care REITs ...................................... — 1,373,481 — 1,373,481
Hotels, Restaurants & Leisure .............................. — 417,338 — 417,338
Household Durables ..................................... — 186,999 — 186,999
Independent Power and Renewable Electricity Producers ............ — 382,209 — 382,209
Industrial Conglomerates .................................. — 1,598,599 — 1,598,599
Industrial REITs ........................................ — 155,215 — 155,215
Insurance ............................................ — 2,688,458 — 2,688,458
IT Services ........................................... — 505,069 — 505,069
Machinery ............................................ — 623,456 — 623,456
Media ............................................... — 5,587,354 — 5,587,354
Metals & Mining ........................................ — 4,318,277 — 4,318,277
Multi-Utilities .......................................... — 2,162,071 — 2,162,071
Oil, Gas & Consumable Fuels ............................... — 22,505,453 — 22,505,453
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ — $ 706,820 $ — $ 706,820
Pharmaceuticals ....................................... — 5,217,712 — 5,217,712
Professional Services .................................... — 884,461 — 884,461
Residential REITs ....................................... — 1,079,083 — 1,079,083
Retail REITs .......................................... — 894,888 — 894,888
Semiconductors & Semiconductor Equipment .................... — 5,735,515 209,607 5,945,122
Software ............................................. — 5,781,414 — 5,781,414
Specialized REITs ...................................... — 3,879,351 — 3,879,351
Specialty Retail ........................................ — 409,338 — 409,338
Technology Hardware, Storage & Peripherals .................... — 1,269,061 — 1,269,061
Tobacco ............................................. — 2,624,757 — 2,624,757
Trading Companies & Distributors ............................ — 2,104,170 — 2,104,170
Transportation Infrastructure ............................... — — 5,883 5,883
Wireless Telecommunication Services ......................... — 3,435,266 — 3,435,266
Equity-Linked Notes ...................................... — 53,637,648 — 53,637,648
Fixed Rate Loan Interests
Health Care Technology .................................. — 169,205 — 169,205
Media ............................................... — — 73,445 73,445
Software ............................................. — — 311,044 311,044
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,829,536 — 3,829,536
Automobile Components .................................. — 1,988,638 — 1,988,638
Automobiles .......................................... — — 195,926 195,926
Beverages ........................................... — 275,591 — 275,591
Biotechnology ......................................... — 409,899 — 409,899
Broadline Retail ........................................ — 660,220 74,836 735,056
Building Products ....................................... — 1,183,632 141,645 1,325,277
Capital Markets ........................................ — 2,559,109 174,909 2,734,018
Chemicals ............................................ — 3,653,905 381,247 4,035,152
Commercial Services & Supplies ............................. — 5,029,880 438,926 5,468,806
Communications Equipment ................................ — 266,251 — 266,251
Construction & Engineering ................................ — 1,194,273 — 1,194,273
Construction Materials .................................... — 1,796,654 34,808 1,831,462
Consumer Staples Distribution & Retail ........................ — 296,956 — 296,956
Containers & Packaging .................................. — 1,501,552 — 1,501,552
Distributors ........................................... — 171,836 — 171,836
Diversified Consumer Services .............................. — 1,373,583 — 1,373,583
Diversified REITs ....................................... — 201,262 — 201,262
Diversified Telecommunication Services ........................ — 2,084,952 74,138 2,159,090
Electric Utilities ........................................ — 497,262 — 497,262
Electrical Equipment ..................................... — 461,192 — 461,192
Electronic Equipment, Instruments & Components ................. — 594,485 — 594,485
Energy Equipment & Services .............................. — 70,712 — 70,712
Entertainment ......................................... — 3,214,988 — 3,214,988
Financial Services ...................................... — 4,474,215 — 4,474,215
Food Products ......................................... — 1,235,211 — 1,235,211
Gas Utilities ........................................... — 234,317 — 234,317
Ground Transportation ................................... — 1,103,005 — 1,103,005
Health Care Equipment & Supplies ........................... — 577,163 — 577,163
Health Care Providers & Services ............................ — 3,559,842 117,176 3,677,018
Health Care Technology .................................. — 1,690,028 489,065 2,179,093
Hotels, Restaurants & Leisure .............................. — 6,895,854 — 6,895,854
Household Durables ..................................... — 1,116,487 — 1,116,487
Independent Power and Renewable Electricity Producers ............ — 660,427 — 660,427
Industrial Conglomerates .................................. — 923,956 — 923,956
Insurance ............................................ — 6,161,068 — 6,161,068
Interactive Media & Services ............................... — 333,764 — 333,764
IT Services ........................................... — 4,483,183 110,445 4,593,628
Leisure Products ....................................... — 49,130 25,484 74,614
Life Sciences Tools & Services .............................. — 270,789 — 270,789
Machinery ............................................ — 5,386,205 329,339 5,715,544
Media ............................................... — 2,235,047 61,459 2,296,506
Multi-Utilities .......................................... — 507,357 — 507,357
Oil, Gas & Consumable Fuels ............................... — 956,088 — 956,088
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ — $ 1,505,345 $ — $ 1,505,345
Personal Care Products .................................. — 318,400 — 318,400
Pharmaceuticals ....................................... — 1,463,490 197,551 1,661,041
Professional Services .................................... — 3,829,700 429,659 4,259,359
Real Estate Management & Development ....................... — 40,743 — 40,743
Semiconductors & Semiconductor Equipment .................... — 565,160 — 565,160
Software ............................................. — 10,087,306 1,174,971 11,262,277
Specialty Retail ........................................ — 757,489 — 757,489
Trading Companies & Distributors ............................ — 1,322,749 50,256 1,373,005
Transportation Infrastructure ............................... — 1,397,375 120,606 1,517,981
Wireless Telecommunication Services ......................... — 448,044 — 448,044
Foreign Agency Obligations ................................. — 5,454,168 — 5,454,168
Foreign Government Obligations .............................. — 1,028,884 — 1,028,884
Investment Companies .................................... 181,251,347 — — 181,251,347
Non-Agency Mortgage-Backed Securities ........................ — 33,037,698 — 33,037,698
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 658,148 — 658,148
Rights ................................................ 834 — — 834
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 79,700,500 — — 79,700,500
$ 312,061,741 $ 484,265,174 $ 5,525,544 $ 801,852,459
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 74,008 $ — $ 74,008
Equity contracts ........................................... 58,766 — — 58,766
Foreign currency exchange contracts ............................ 3,348 — — 3,348
Interest rate contracts ....................................... 5,000,133 51,589 — 5,051,722
Liabilities
Credit contracts ........................................... — (6,131) — (6,131)
Equity contracts ........................................... (131,035) — — (131,035)
Foreign currency exchange contracts ............................ (299,926) — — (299,926)
Interest rate contracts ....................................... — (10,961) — (10,961)
$ 4,631,286 $ 108,505 $ — $ 4,739,791
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)